SEC File Nos. 333-259023

811-23736

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement
Under

the Securities Act of 1933
Post-Effective Amendment No. 5

and
Registration Statement

Under

the Investment Company Act of 1940
Amendment No. 8

Capital Group Dividend Value ETF

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive
Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Michael R. Tom, Secretary

Capital Group Dividend Value ETF

333 South Hope Street

Los Angeles, California 90071-1406
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow

Dechert LLP

45 Fremont Street, 26th Floor

San Francisco, California 94105-2223

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on August 7, 2025, pursuant to paragraph (b) of Rule 485.

Capital Group Dividend Value ETF Prospectus August 1, 2025

Ticker:	CGDV
Exchange:	NYSE Arca, Inc.

Table of contents

Investment objectives	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	3
Investment results	6
Management	7
Purchase and sale of fund shares	7
Tax information	7
Payments to broker-dealers and other financial intermediaries	7
Investment objectives, strategies and risks	8
Management and organization	15
Shareholder information	17
Distributions and taxes	22
Distribution	24
Other compensation to dealers	25
Financial highlights	26

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objectives The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
None
Annual fund operating expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.33%
Other expenses	0.00
Total annual fund operating expenses	0.33

* The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$34	$106	$185	$418

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

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Principal investment strategies Normally, the fund invests at least 80% of its assets in dividend-paying common stocks. In addition, the fund primarily invests in larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies that have issuer ratings of at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

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Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United

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States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Market trading — The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Capital Group Dividend Value ETF / Prospectus     4

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

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Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Average annual total returns For the periods ended December 31, 2024:	1 year	Lifetime
Fund (inception date – 2/22/2022)	20.11%	15.16%
− After taxes on distributions	19.65	14.70
− After taxes on distributions and sale of fund shares	12.22	11.81

Indexes	1 year	Lifetime (since fund’s inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	13.31%
Russell 1000 Value Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	14.37	7.68

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Capital Group Dividend Value ETF / Prospectus     6

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Christopher D. Buchbinder President	2022	Partner – Capital Research Global Investors
Brittain Ezzes	2025	Partner – Capital Research Global Investors
Martin Jacobs	2022	Partner – Capital Research Global Investors
James B. Lovelace	2022	Partner – Capital Research Global Investors
Keiko McKibben	2022	Partner – Capital Research Global Investors

Purchase and sale of fund shares The fund is an exchange-traded fund (“ETF”). Individual shares of the fund may only be bought and sold in the secondary market through a broker-dealer at market price. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase fund shares (bid) and the lowest price a seller is willing to accept for fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread is available at capitalgroup.com/etf.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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Investment objectives, strategies and risks The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ prior written notice to shareholders. The fund normally seeks to produce income that is at least 30% higher than the dividend yield of the S&P 500 Index, in each case before fees. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Normally, the fund invests at least 80% of its assets in dividend-paying common stocks. This policy is subject to change only upon 60 days’ prior written notice to shareholders. In addition, the fund primarily invests in larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The fund also ordinarily invests at least 90% of its equity assets in the stock of companies that have issuer ratings of at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or that are unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.

Capital Group Dividend Value ETF / Prospectus     8

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could reduce the magnitude of the fund’s gain in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund‘s obligations.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.

The fund’s investment adviser and its affiliates manage other funds and accounts with similar names, investment objectives and/or strategies. Certain investment processes among such other funds and accounts and as compared to the fund may differ, depending on the applicable structures and related limitations and investment restrictions associated with a particular investment vehicle. The investment results of these funds and accounts will vary depending on a number of factors including, but not limited to, differences in investment processes, applicable fees and expenses, portfolio sizes, transaction costs, cash flows, currencies, taxes and portfolio holdings. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

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The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates

Capital Group Dividend Value ETF / Prospectus     10

against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Market trading — While the fund shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants, or that the fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the fund shares inadvisable.

The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s NAV, the intraday value of the fund’s holdings, and supply and demand for the fund shares. While the creation and redemption feature of the fund is designed to make it more likely that the fund’s shares will typically trade on stock exchanges at prices close to the fund’s next calculated NAV, the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. If you buy fund shares when the market price is at a premium or sell fund shares when the market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

When buying or selling fund shares through a broker, you may incur a brokerage commission or other charges, including the cost of the “spread” between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). The spread is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause fund shares to trade at a significant discount to the fund’s NAV. These risks are exacerbated when the fund is small. Additionally, like shares of other issuers listed on a stock exchange, fund shares may be sold short and are

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therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Authorized Participant concentration — Only Authorized Participants (as defined in the “Shareholder information” section below) may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as Authorized Participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. If Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Lending of portfolio securities — Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle transactions, and/or the risk of a counterparty default. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected.

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Large shareholder concentration — Certain shareholders, including other funds or accounts advised by the investment adviser, may from time to time own a substantial number of the fund’s shares. In addition, a third party investor, the fund’s investment adviser, an Authorized Participant, a lead market maker, or another entity may invest in the fund and hold its investment for a limited time solely to facilitate the commencement of the fund or the fund’s achieving a specified size or scale. If any such large shareholder sells or redeems (through an Authorized Participant) its investment and the fund fails to maintain a certain level of size or scale, the fund may be negatively impacted.

Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries (including Authorized Participants), experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

13     Capital Group Dividend Value ETF / Prospectus

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Russell 1000 Value Index is a market capitalization-weighted index that represents the large-cap value segment of the U.S. equity market and includes stocks from the Russell 1000 Index that have lower price-to-book ratios and lower expected growth values. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any.

Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com/etf. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Capital Group Dividend Value ETF / Prospectus     14

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees will be contained in the fund’s Form N-CSR for the fiscal period ending November 30, 2025.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions for each fund and account managed by Capital Research and Management Company are subject to a fund’s objective(s), policies and restrictions of such fund or account and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

15     Capital Group Dividend Value ETF / Prospectus

Portfolio manager	Investment experience	Portfolio manager in this fund since:	Role in management of the fund
Christopher D. Buchbinder	Investment professional since 1995 (all with Capital Research and Management Company or affiliate)	2022	Serves as an equity portfolio manager
Brittain Ezzes	Investment professional since 1997 (with Capital Research and Management Company or affiliate since 2022)	2025	Serves as an equity portfolio manager
Martin Jacobs	Investment professional since 1987 (with Capital Research and Management Company or affiliate since 2001)	2022	Serves as an equity portfolio manager
James B. Lovelace	Investment professional since 1982 (all with Capital Research and Management Company or affiliate)	2022	Serves as an equity portfolio manager
Keiko McKibben	Investment professional since 1993 (with Capital Research and Management Company or affiliate since 1998)	2022	Serves as an equity portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

The fund’s investment adviser manages the fund and other funds and accounts with similar names and investment objectives using the same investment strategy. The fund’s portfolio is based on the portfolio of one of those similar funds or accounts (the "reference account") that is representative of the investment strategy. Investment decisions for the fund are made independently to optimize its portfolio for the number, type and weighting of portfolio holdings that the investment adviser believes is best suited for the fund while seeking to achieve its investment objective. The fund will hold fewer securities than the reference account, and securities held in common by the fund and the reference account will normally be held in different weightings. The investment adviser employs a suite of technology, including quantitative modeling and risk tools, as part of this investment process. The process is overseen by a team of associates who seek to ensure that the optimization reflects the overall investment intent of the strategy implemented by the portfolio managers. As such, investment decisions for the reference account will normally be fully implemented before they are considered as part of the fund’s investment process. The fund’s investment process regularly considers changes in the reference account’s portfolio and the fund’s portfolio due to, among other things, investment convictions, market movements and corporate actions.

Capital Group Dividend Value ETF / Prospectus     16

Shareholder information

The fund creates or redeems its shares at NAV per share only in aggregations of a specified number of shares (“creation units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The procedures for creating and redeeming fund shares, including the role of the Authorized Participant and a description of the associated fees, are described in the “Creations and redemptions” section of this prospectus.

Once created, the fund shares generally trade in the secondary market in amounts less than a creation unit. The fund shares are listed on NYSE Arca, Inc. (the “listing exchange”) for trading during the trading day. The fund shares can be bought and sold throughout the trading day like shares of other publicly traded companies. There is no minimum investment for shares of the fund. The fund’s shares trade under the ticker symbol “CGDV.”

The listing exchange is typically open for trading Monday through Friday and is closed on weekends and on the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Share prices The fund shares are generally purchased and sold in the secondary market at the market price on the listing exchange, except with respect to Authorized Participants, which may purchase and redeem shares from the fund at NAV. The market price generally differs from the fund’s daily NAV. It is affected not only by the fund’s NAV, but also by market forces such as the supply of and demand for the fund shares, the intraday value of the fund’s holdings, economic conditions and other factors. See “Premiums and discounts” section below.

Costs of buying and selling fund shares Buying or selling fund shares on an exchange or other secondary market involves two types of costs that typically apply to exchange-traded securities transactions. First, when buying or selling fund shares through a broker, you may incur a brokerage commission or other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of the fund shares. Second, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. A fund share’s spread varies over time based on the fund’s trading volume and market liquidity. The spread is generally lower if a fund has high trading volume and market liquidity, and higher if the fund has low trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The fund share’s spread may also be affected by the liquidity or illiquidity of the underlying securities held by the fund, particularly for newly launched or smaller funds, or in instances of significant market volatility or market disruption.

Beneficial ownership The Depository Trust Company (“DTC”) serves as the securities depository for shares of the fund. The fund shares are held only in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of, and holds legal title to, all outstanding fund shares. Investors owning fund shares are beneficial owners as shown on the records of DTC or its participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with

17     Capital Group Dividend Value ETF / Prospectus

DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Premiums and discounts Information about the difference between the daily market price of the fund shares on the exchange and the fund’s NAV for various periods can be found on the fund’s website, capitalgroup.com/etf. NAV is the price at which the fund directly issues and redeems its shares. As described in more detail below, the fund’s NAV is calculated according to the fund’s pricing and valuation policies and will fluctuate based on the value of its portfolio holdings. The market price of the fund shares, on the other hand, is generally the official closing price of the fund’s shares on an exchange, and may be at, above (at a premium) or below (at a discount) its NAV. The fund share’s market price will fluctuate with changes in its NAV, as well as market supply and demand for the fund’s shares, the intraday value of the fund’s holdings, economic conditions and other factors. You may pay more than NAV when you buy fund shares and receive less than NAV when you sell those shares, because fund shares are bought and sold at current market prices. The market price is also used to calculate market returns of the fund.

Frequent trading of fund shares The fund is designed to offer most investors an investment that can be bought and sold frequently in the secondary market without impact on the fund. In addition, frequent trading by Authorized Participants (defined below), which can purchase and redeem shares directly from the fund, is designed to enable the market price of fund shares to remain at or close to NAV. Accordingly, the fund’s board has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors. The fund accommodates frequent purchases and redemptions of creation units by Authorized Participants and does not place a limit on purchases or redemptions of creation units by these investors. The fund reserves the right to reject any purchase order at any time. The fund also reserves the right to reject any redemption order in accordance with applicable law.

With respect to redemption baskets comprised of foreign common stocks, the fund may deliver such foreign common stocks more than seven (7) (but no more than fifteen (15)) calendar days after the fund’s shares are tendered for redemption as a result of local market holidays. In addition, the fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Determining fund net asset value The fund’s NAV is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the fund’s NAV will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s NAV. The price at which creations and redemptions occur are based on the

Capital Group Dividend Value ETF / Prospectus     18

next calculation of NAV after a creation or redemption order is received in acceptable form in accordance with the applicable Authorized Participant Agreement, as defined in the “Creations and redemptions” section of this prospectus.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. The fund‘s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem the fund shares.

Creations and redemptions Prior to trading in the secondary market, shares of the fund are “created” at NAV only in block-size creation units or multiples thereof. Creations and redemptions must be made through a firm (an “Authorized Participant”) that is a member or participant of a clearing agency registered with the SEC, and that has executed a written agreement (the “Authorized Participant Agreement”) with the fund’s distributor, Capital Client Group, Inc. (the “distributor”), an affiliate of the investment adviser, with respect to the purchase and redemption of creation units.

19     Capital Group Dividend Value ETF / Prospectus

A creation transaction, which is subject to acceptance by the distributor or its agents, generally takes place when an Authorized Participant deposits into the fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by the fund and an amount of cash (including any portion of such securities, assets or other positions for which cash may be substituted). The fund may, in certain circumstances, offer creation units partially or solely for cash.

Except when aggregated in one or more creation units, shares are generally not redeemable by the fund. Creation and redemption baskets may differ, and the fund may accept “custom baskets.” More information regarding custom baskets is contained in the fund’s statement of additional information. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant Agreement.

Authorized Participants may create or redeem creation units for their own accounts or for their customers, including, without limitation, affiliates of the fund. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem creation units either may not be executed according to the fund’s instructions or may not be executed at all, or the fund may not be able to place or change orders.

When engaging in in-kind transactions, the fund intends to comply with U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the fund, a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Capital Group Dividend Value ETF / Prospectus     20

In addition, certain affiliates of the fund and the investment adviser may purchase and resell fund shares pursuant to this prospectus.

Derivative actions The fund’s declaration of trust provides a process for the bringing of derivative actions by shareholders. Except for claims under federal securities laws, no shareholder may maintain a derivative action on behalf of the fund unless holders of at least 20% of the outstanding shares of the fund join in bringing such action. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the trustees. Following receipt of the demand, the trustees must be afforded a reasonable amount of time to consider and investigate the demand. The trustees will be entitled to retain counsel or other advisers in considering the merits of the request and, except for claims under federal securities laws, the trustees may require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the trustees determine not to bring such action.

21     Capital Group Dividend Value ETF / Prospectus

Distributions and taxes

Dividends and distributions Dividends from net investment income, if any, generally are declared and paid at least semi-annually by the fund. In the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital. Distributions of capital gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis. The fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company under the Internal Revenue Code of 1986, as amended, or to avoid imposition of income or excise taxes on undistributed income or realized gains. Dividends and other distributions on shares of the fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners of record with proceeds received from the fund.

Dividend reinvestment service If you bought your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you. To reinvest dividend and capital gains distributions, you must hold your fund shares at a broker that offers a reinvestment service. This can be the broker’s own service, or a service made available by a third party, such as the broker’s outside clearing firm or the DTC. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional shares of the fund purchased in the secondary market. To determine whether a reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. Because of this, the fund may be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the fund had effected redemptions wholly on an in-kind basis. If investors buy shares when the fund has realized but not yet distributed income or capital gains, they will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution. Any taxable distributions investors receive will normally be taxable to them when they receive them.

Capital Group Dividend Value ETF / Prospectus     22

Taxes on exchange-listed share sales Currently, any capital gain or loss realized upon a sale of the fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Capital loss realized on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. The ability to deduct capital losses may be limited.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the fund under all applicable tax laws.

23     Capital Group Dividend Value ETF / Prospectus

Distribution

Distributor The distributor distributes the fund’s shares. The distributor or its agent distributes creation units for the fund on an agency basis. The distributor does not maintain a secondary market in shares of the fund. The distributor has no role in determining the policies of the fund or the securities that are purchased or sold by the fund.

Distribution and service (12b-1) fees The fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act that allows the fund to pay distribution fees of .25% per year, to those who sell and distribute the fund shares and provide other services to shareholders. However, the fund board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of the fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Capital Group Dividend Value ETF / Prospectus     24

Other compensation to dealers The distributor, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of the distributor, to dealers with which it has a substantive distribution relationship involving the sale of Capital Group ETFs. The payments are made in fixed dollars or based on a percentage of eligible assets of Capital Group ETF shares held by the dealer. Eligible assets are all Capital Group ETF assets other than assets held in certain IRAs and retirement accounts. Dealers are responsible for identifying these assets and may direct Capital Client Group, Inc. to exclude additional assets.

Payments made pursuant to the paragraph above support various efforts, including, among other things:

· making the Capital Group ETFs available through firm distribution platforms including self-directed platforms for the public as well as clearing, custody and recordkeeping services for other intermediaries and related sales infrastructure;

· account maintenance and support, statement preparation, transaction processing and operational improvements; and

· training, education and marketing opportunities, support for transaction fees, technology costs and data (including fees to obtain information on financial professionals to better tailor training, education and marketing opportunities).

A list of firms receiving additional compensation (as described above) in an amount exceeding $100,000 in the prior calendar year is included in the statement of additional information.

The distributor will, on a periodic basis, determine the advisability of continuing these payments.

The distributor also pays expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about Capital Group ETFs. In addition, the distributor may make payments to other third parties for ETF data.

If investment advisers, distributors or other affiliates of ETFs pay compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular ETF over other ETFs, mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to the compensation received.

25     Capital Group Dividend Value ETF / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Dividend Value ETF
5/31/2025	$32.82	$.60	$4.26	$4.86	$(.57)	$—	$(.57)	$37.11	14.91%	$16,677.33%		1.68%
5/31/2024	25.39	.59	7.34	7.93	(.50)	—	(.50)	32.82	31.48	8,246.33		1.99
5/31/2023	24.57	.52	.68	1.20	(.38)	—	(.38)	25.39	5.12	2,192.33		2.16
5/31/2022[3,4]	24.71	.10	(.21)	(.11)	(.03)	—	(.03)	24.57	(.46)[5]	301.09	[5]	.41 [5]

Year ended May 31,				Period ended
	2025	2024	2023	May 31, 2022[3,4,5]
Portfolio turnover rate[6]	29%	25%	30%	3%

1 Based on average shares outstanding.

2 Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

3 Based on operations for a period that is less than a full year.

4 For the period February 22, 2022, commencement of operations, through May 31, 2022.

5 Not annualized.

6 Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Capital Group Dividend Value ETF / Prospectus 26

For fund information or to request free copies of the fund’s statement of additional information, annual or semi-annual reports (“fund documents”)	(800) 421-4225 8 a.m. to 7 p.m. ET
For shareholder inquiries	Please contact your financial intermediary through whom you invest in the fund
For 24-hour fund information including fund documents	capitalgroup.com/etf
Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders and Form N-CSR Additional information about the fund’s investments is, or will be, available in the fund’s annual and semi-annual reports to shareholders and in the Form N-CSR on file with the U.S. Securities and Exchange Commission (“SEC”). In the fund’s annual report, you will find a summary discussion of the key market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semi-annual financial statements.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, its investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the SEC. These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI, shareholder reports and other information such as the fund’s financial statements are also available, free of charge, on our website, capitalgroup.com/etf.

Householding Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status. At any time, you may view current prospectuses and financial reports on our website.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

ETGEPRX-304-0825P Litho in USA CGD/TM/10706 Investment Company File No. 811-23736

Capital Group Dividend Value ETF

Part B
Statement of Additional Information

August 1, 2025

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital Group Dividend Value ETF (the “fund”) dated August 1, 2025.

You may obtain a prospectus from your financial professional, by calling (800) 421-4225 or by contacting Capital Client Group, Inc., the fund’s distributor (the “distributor”), at the following address:

Capital Group Dividend Value ETF
Attention: Secretary

6455 Irvine Center Drive
Irvine, California 92618-4518

Exchange: NYSE Arca, Inc.

Ticker: CGDV

Table of Contents

Item	Page no.

The fund	2
Exchange listing and trading	3
Certain investment limitations and guidelines	4
Description of certain securities, investment techniques and risks	6
Fund policies	18
Continuous offering	20
Management of the fund	22
Execution of portfolio transactions	43
Portfolio trading by Authorized Participants	47
Disclosure of portfolio holdings	48
Creation and redemption of creation units	49
Determination of net asset value	56
Taxes and distributions	58
General information	61
Appendix	63

Investment portfolio
Financial statements

Capital Group Dividend Value ETF — Page 1

The fund

The fund, an open-end, nondiversified, management investment company, was organized as a Delaware statutory trust on January 12, 2021. The fund issues and sells shares at net asset value (“NAV”) only in aggregations of a specified number of shares (each a “creation unit”), generally in exchange for a designated portfolio of securities, assets or other positions (the “deposit securities”), together with the deposit of a specified cash payment (the “cash component”). The fund’s shares are listed and traded on NYSE Arca, Inc. (the “listing exchange”). The fund’s shares trade on the listing exchange at market prices that may be below, at or above NAV. Shares are redeemable only in one or more creation units by Authorized Participants (as defined in the Creation and redemption of creation units section of this statement of additional information). In the event of a reorganization, merger, conversion or liquidation of the fund, the fund may redeem individual shares. The fund reserves the right to permit or require that creations and redemptions of shares be effected fully or partially in cash.

The fund’s shares may be issued in advance of receipt of deposit securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the fund certain collateral as set forth in the agreement with Authorized Participant. The fund may use such collateral to purchase missing deposit securities. See the Creation and redemption of creation units section of this statement of additional information.

Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to redemptions of shares and fees will be subject to the requirements of the U.S. Securities and Exchange Commission (the “SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

As in the case of other exchange-traded securities, when you buy or sell shares of the fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

Capital Group Dividend Value ETF — Page 2

Exchange listing and trading

A discussion of exchange listing and trading matters associated with an investment in the fund is contained in the Shareholder information section of the fund’s prospectus. The discussion below supplements, and should be read together with, that section of the prospectus. The fund shares are listed for trading and trade throughout the day on the listing exchange and other secondary markets. The fund shares may also be listed on certain foreign (non-U.S.) exchanges. The fund‘s shares may be less actively traded in certain foreign markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in non-U.S. markets, which may result in secondary market prices in such non-U.S. markets being less efficient.

There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of shares of the fund will continue to be met. The listing exchange may, but is not required to, remove the shares of the fund from listing if, among other things: (i) the listing exchange becomes aware the fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended (the “1940 Act”); (ii) any of the other listing requirements are not continuously maintained; (iii) there are fewer than 50 beneficial holders of fund shares following the first 12 months of trading on the listing exchange; or (iv) any event shall occur or condition shall exist that, in the opinion of the listing exchange, makes further dealings on the listing exchange inadvisable. The listing exchange will also remove shares of the fund from listing and trading upon termination of the fund.

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Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

General

· The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Equity securities

· Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings for investments purposes, if any) in dividend-paying common stocks. In addition, the fund primarily invests in larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion.

· The fund invests, under normal market conditions, at least 90% of its assets in equity securities.

· The fund ordinarily invests at least 90% of its equity assets in the stock of companies that have issuer ratings of at least investment grade by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or that are unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to consider the ratings from Moody's Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of an issuer differ, the issuer will be considered to have received the highest of the ratings.

· The fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

· The fund will not invest in private placements of stock of companies.

Investing outside the United States

· The fund may invest up to 10% of its assets in equity securities of larger non-U.S. companies.

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

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* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

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Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, trading and tariff arrangements, social unrest, natural disasters, the spread of infectious illness or other public health threats, or bank failures could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, bank failures or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions have resulted in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

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There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. To the extent the fund invests in income-oriented, equity-type securities, income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

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Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements,

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such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls, sanctions, or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in smaller capitalization stocks — The fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. The fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities

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other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

Currency transactions — The fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. Forward currency contracts are considered derivatives. Accordingly, under the SEC’s rule

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applicable to the fund’s use of derivatives, a fund’s obligations with respect to these instruments will depend on the fund’s aggregate usage of and exposure to derivatives, and the fund’s usage of forward currency contracts is subject to written policies and procedures reasonably designed to manage the fund’s derivatives risk.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code of 1986 as amended (the "Code") and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Indirect exposure to cryptocurrencies – Cryptocurrencies are currencies which exist in a digital form and may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although the fund has no current intention of directly investing in cryptocurrencies, some issuers have begun to accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets or invest in cryptocurrencies, and the fund may invest in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Such trading markets are unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. An issuer that owns cryptocurrencies may experience custody issues, and may lose its cryptocurrency holdings through theft, hacking, or technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

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U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the U.S. Department of Veterans Affairs (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank of the United States (“Exim Bank”), the U.S. International Development Finance Corporation (“DFC”), the Commodity Credit Corporation (“CCC”) and the U.S. Small Business Administration (“SBA”).

Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, among other things, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter). However, from time to time, a high national debt level, and uncertainty regarding negotiations to increase the U.S. government’s debt ceiling and periodic legislation to fund the government, could increase the risk that the U.S. government may default on its obligations and/or lead to a downgrade of the credit rating of the U.S. government. Such an event could adversely affect the value of investments in securities backed by the full faith and credit of the U.S. government, cause the fund to suffer losses and lead to significant disruptions in U.S. and global markets. Regulatory or market changes or conditions could increase demand for U.S. government securities and affect the availability of such instruments for investment and the fund's ability to pursue its investment strategies.

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it

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do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Restricted or illiquid securities — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Restricted securities, for example, may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.

Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss. Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility

Capital Group Dividend Value ETF — Page 13

than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund and its Authorized Participants and service providers and relevant listing exchange(s) have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s Authorized Participants and third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the Authorized Participants, service providers and of the fund, potentially resulting in financial losses, the inability of Authorized Participants to transact business with the fund and of the fund and/or Authorized Participants to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches

Capital Group Dividend Value ETF — Page 14

affecting the fund’s Authorized Participants and third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such Authorized Participants and/or service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Inflation/Deflation risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation or inflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — The fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

Securities lending activities – The fund may lend portfolio securities to brokers, dealers or other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned. While portfolio securities are on loan, the fund will continue to receive the equivalent of the interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund will not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall each loan to vote on proposals, including proposals involving material events affecting securities loaned. The fund has delegated the decision to lend portfolio securities to the investment adviser. The adviser also has the discretion to consent on corporate actions and to recall securities on loan to vote. In the event the adviser deems a corporate action or proxy vote material, as determined by the adviser based on factors relevant to the fund, it will use reasonable efforts to recall the securities and consent to or vote on the matter.

Securities lending involves risks, including the risk that the loaned securities may not be returned in a timely manner or at all, which would interfere with the fund’s ability to vote proxies or settle

Capital Group Dividend Value ETF — Page 15

transactions, and/or the risk of a loss of rights in the collateral if a borrower or the lending agent defaults. These risks could be greater for non-U.S. securities. Additionally, the fund may lose money from the reinvestment of collateral received on loaned securities in investments that decline in value, default or do not perform as expected. The fund will make loans only to parties deemed by the fund’s adviser to be in good standing and when, in the adviser’s judgment, the income earned would justify the risks.

Citibank, N.A. (“Citibank”) serves as securities lending agent for the fund. As the securities lending agent, Citibank administers the fund’s securities lending program pursuant to the terms of a securities lending agent agreement entered into between the fund and Citibank. Under the terms of the agreement, Citibank is responsible for making available to approved borrowers securities from the fund’s portfolio. Citibank is also responsible for the administration and management of the fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required collateral is delivered by the borrowers, arranging for the investment of collateral received from borrowers, and arranging for the return of loaned securities to the fund in accordance with the fund’s instructions or at loan termination. As compensation for its services, Citibank receives a portion of the amount earned by the fund for lending securities.

The following table sets forth, for the fund’s most recently completed fiscal year, the fund’s dollar amount of income and fees and/or other compensation related to its securities lending activities. Net income from securities lending activities may differ from the amount reported in the fund’s Form N-CSR, which reflects estimated accruals.

Gross income from securities lending activities	$281,000
Fees paid to securities lending agent from a revenue split	2,000
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	0
Administrative fees not included in the revenue split	0
Indemnification fees not included in the revenue split	0
Rebates (paid to borrower)	219,000
Other fees not included in the revenue split	0
Aggregate fees/compensation for securities lending activities	221,000
Net income from securities lending activities	60,000

Temporary Defensive Strategies — For temporary defensive purposes, the fund may invest without limitation in cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net

Capital Group Dividend Value ETF — Page 16

capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

The fund’s portfolio turnover rates for the fiscal years ended May 31, 2025 and 2024 were 29% and 25%, respectively. Variations in turnover rates are due to changes in trading activity during the period. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year.

Capital Group Dividend Value ETF — Page 17

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets (excluding, for the avoidance of doubt, collateral held in connection with securities lending activities) unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act, except to the extent permitted by the 1940 Act or the rules under the 1940 Act. As a matter of policy, however, the fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, at any time the fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of Section 12(d)(1)(G).

Capital Group Dividend Value ETF — Page 18

Additional information about the fund‘s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objective(s) and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or U.S. government sponsored enterprises or repurchase agreements with respect thereto.

Capital Group Dividend Value ETF — Page 19

Continuous offering

The method by which creation units are created and traded may raise certain issues under applicable securities laws. Because new creation units are issued and sold by the fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes creation units after placing an order with the distributor, breaks them down into constituent fund shares and sells such fund shares directly to customers or if it chooses to couple the creation of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act but are effecting transactions in fund shares, whether or not participating in the distribution of fund shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to fund shares are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the listing exchange is satisfied by the fact that the prospectus is available at the listing exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

The fund’s investment adviser or its affiliates (the “Selling Shareholder”) may purchase fund shares through a broker-dealer to seed, in whole or in part, the fund as it is launched or thereafter. The Selling Shareholder may also purchase fund shares from broker-dealers or other investors that have previously provided seed capital for the fund when it is launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of the fund, the fund’s shares are being registered to permit the resale by the Selling Shareholder of these fund shares from time to time after purchase. The fund will not receive any proceeds from the resale by the Selling Shareholder of these fund shares.

The Selling Shareholder intends to sell all or a portion of fund shares owned by it and offered hereby from time to time directly to certain brokers, dealers and investment firms at prevailing market prices at the time of the sale. In doing so, the Selling Shareholder may use ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or sell directly to one or more purchasers, in privately negotiated transactions or through any other method permitted by applicable law.

The Selling Shareholder and any broker-dealer or agents participating in the distribution of fund shares may be deemed to be “underwriters” in connection with such distribution. In such event, any commissions paid to any such broker-dealer or agent and any profit from the resale of fund shares purchased by them may be deemed to be underwriting commissions or discounts under the 1933 Act. The Selling Shareholder who may be deemed an “underwriter” will be subject to the applicable prospectus delivery requirements of the 1933 Act.

Capital Group Dividend Value ETF — Page 20

The Selling Shareholder has informed the fund that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute fund shares. Upon the fund being notified in writing by the Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of fund shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a supplement to this statement of additional information will be filed, if required, pursuant to Rule 497 under the 1933 Act, disclosing (i) the name of each Selling Shareholder and of the participating broker-dealer(s), (ii) the number of fund shares involved, (iii) the price at which such fund shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the fund’s prospectus and statement of additional information, and (vi) other facts material to the transaction.

The Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the 1934 Act, which may limit the timing of purchases and sales of any of fund shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of fund shares to engage in market-making activities with respect to fund shares. All of the foregoing may affect the marketability of the fund shares and the ability of any person or entity to engage in market-making activities with respect to the fund shares. There is a risk that the Selling Shareholder may redeem its investments in the fund or otherwise sell its fund shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the fund and its shares.

Capital Group Dividend Value ETF — Page 21

Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

Capital Group Dividend Value ETF — Page 22

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Vanessa C. L. Chang, 1952 Chair of the Board (Independent and Non-Executive) (2021)	Former Director, EL & EL Investments (real estate)	32

Transocean Ltd. (offshore drilling contractor)

Former director of Sykes Enterprises (outsourced customer engagement service provider) (until 2021); Edison International/Southern California Edison (until 2025)

· Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

· Senior management experience, investment banking

· Former partner, public accounting firm

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Former member of the Governing Council of the Independent Directors Council

· CPA (inactive)

Jennifer C. Feikin, 1968 Trustee (2021)	Independent corporate board member; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company	124	Hertz Global Holdings, Inc.	· Senior corporate management experience · Corporate board experience · Business consulting experience · Service on advisory and trustee boards for charitable and nonprofit organizations · JD

Capital Group Dividend Value ETF — Page 23

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Pablo R. González Guajardo, 1967 Trustee (2021)	CEO, Kimberly-Clark de México, SAB de CV	37

América Móvil, SAB de CV (telecommunications company); Kimberly-Clark de México, SAB de CV (consumer staples)

Former director Grupo Lala, SAB de CV (dairy company) (until 2022); Grupo Sanborns, SAB de CV (retail stores and restaurants) (until 2023)

				· Service as a chief executive officer · Senior corporate management experience · Corporate board experience · Service on advisory and trustee boards for nonprofit organizations · MBA
Leslie Stone Heisz, 1961 Trustee (2021)	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	124	Edwards Lifesciences; Ingram Micro Holding Corporation (information technology products and services) Former director of Public Storage, Inc. (until 2024)

· Senior corporate management experience, investment banking

· Business consulting experience

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· MBA

Capital Group Dividend Value ETF — Page 24

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William D. Jones, 1955 Trustee (2021)	Managing Member, CityLink LLC (investing and consulting); former President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities)	38	Former director of Sempra Energy (until 2022); Biogen Inc. (until 2023)

· Senior investment and management experience, real estate

· Corporate board experience

· Government service

· Service as a city councilmember and deputy mayor

· Service as director, Federal Reserve Boards of San Francisco and Los Angeles

· Service on advisory and trustee boards for charitable, educational, municipal and nonprofit organizations

· MBA

Capital Group Dividend Value ETF — Page 25

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund‘s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
William L. Robbins, 1968 Trustee (2021)	Partner – Capital International Investors, Capital Research and Management Company; Chair and Director, Capital Group International, Inc.*	31	None

Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the fund
Christopher D. Buchbinder, 1971 President (2021)	Partner – Capital Research Global Investors, Capital Research and Management Company
Michael W. Stockton, 1967 Principal Executive Officer and Executive Vice President (2021)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company
Erik A. Vayntrub, 1984 Senior Vice President (2021)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company; Secretary, Capital Management Services, Inc.*

Capital Group Dividend Value ETF — Page 26

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the distributor of the fund
Michael R. Tom, 1988 Secretary (2021)	Associate – Legal and Compliance Group, Capital Research and Management Company
Sandra Chuon, 1972 Treasurer (2021)	Vice President – Investment Operations, Capital Research and Management Company
Jennifer L. Butler, 1966 Assistant Secretary (2021)	Assistant Vice President – Legal and Compliance Group, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2021)	Associate – Legal and Compliance Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2025)	Senior Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships that are held by each trustee as a director/trustee of a public company or a registered investment company (other than those in other Capital Group ETFs or other funds managed by Capital Research and Management Company or its affiliates). Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s distributor).

5 All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Capital Group Dividend Value ETF — Page 27

Fund shares owned by trustees as of December 31, 2024:

Name	Dollar range* of fund shares owned	Aggregate dollar range* of shares owned in all funds overseen by trustee in same family of investment companies as the fund
Independent trustees
Vanessa C. L. Chang	Over $100,000	Over $100,000
Jennifer C. Feikin	$10,001-$50,000	Over $100,000
Pablo R. González Guajardo	None	Over $100,000
Leslie Stone Heisz	$10,001-$50,000	Over $100,000
William D. Jones	$50,001-$100,000	Over $100,000

Name	Dollar range* of fund shares owned	Aggregate dollar range* of shares owned in all funds overseen by trustee in same family of investment companies as the fund
Interested trustees
William L. Robbins	Over $100,000	Over $100,000

* Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.

Capital Group Dividend Value ETF — Page 28

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). On behalf of the fund, the investment adviser typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The fund and the other funds served by each independent trustee, or the investment adviser of such funds, as applicable, each pay a portion of these fees.

No pension or retirement benefits are accrued as part of fund expenses. The fund also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended May 31, 2025:

Name	Aggregate compensation from the fund	Total compensation from all funds managed by Capital Research and Management Company or its affiliates
Vanessa C. L. Chang	$19,994	$454,750
Jennifer C. Feikin	19,507	457,250
Pablo R. González Guajardo	19,507	502,250
Leslie Stone Heisz	19,507	457,250
William D. Jones	19,020	516,750

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Fund organization and the board of trustees — The fund, an open-end, nondiversified management investment company, was organized as a Delaware statutory trust on January 12, 2021. The fund operates as an exchange-traded fund registered with the SEC under the 1940 Act. The offering of the fund shares is registered under the 1933 Act. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. The fund's trustees are considered to be fiduciaries of the fund and owe duties of care and loyalty to the fund and its shareholders.

The fund has one class of shares. Each share represents an interest in the same investment portfolio and has pro rata rights as to voting, redemption, dividends and liquidation. The trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

In accordance with the fund’s declaration of trust, the board may, without shareholder approval (unless such shareholder approval is required by the declaration of trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund. The fund may be terminated by a majority vote of the board with written notice to the shareholders of the fund. Although the shares are not automatically redeemable upon the occurrence of any specific event, the fund’s declaration of trust provides that the board will have the unrestricted power to alter the number of shares in a creation unit. Therefore, in the event of a termination of the fund, the board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than creation units or to be individually redeemable. In such circumstance, the fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the fund, the fund might elect to pay cash redemptions.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive

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session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund‘s investments, integrity of cash and security movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund‘s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund‘s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of all of its independent board members. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held four meetings during the 2025 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of the form of Authorized Participant Agreement and certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement and Plan of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2025 fiscal year.

The fund has a nominating and governance committee comprised of all of its independent board members. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along

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with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2025 fiscal year.

Proxy voting procedures and principles — The fund‘s investment adviser, in consultation with the board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund and other funds advised by the investment adviser or its affiliates. The Principles are reasonably designed to ensure that proxies are voted solely in accordance with the financial interest of the clients of the investment adviser or its affiliates and the shareholders of the funds advised or managed by the investment adviser or its affiliates. The complete text of the Principles is available at capitalgroup.com/etf. Final voting authority is held by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the fund’s board. The boards of funds advised by Capital Research and Management Company and its affiliates, including American Funds and Capital Group exchange-traded funds, have established a Joint Proxy Committee (“JPC”) composed of independent board members from each applicable fund board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the fund‘s understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, long-term value creation and the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies. Proxies for companies outside the United States are also voted where there is sufficient time and information available, taking into account distinct market practices, regulations and laws, and types of proposals presented in each country. Where there is insufficient proxy and meeting agenda information available, the investment adviser will generally vote against such proposals in the interest of encouraging improved disclosure for investors. The investment adviser may not exercise its voting authority if voting would impose costs on clients, including opportunity costs. For example, certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and accounts it manages on a pro rata basis based on assets. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy solicitation period. The investment adviser may choose, due to liquidity issues, not to expose the funds and accounts it manages to such restrictions and may not vote some (or all) shares. Finally, the investment adviser may determine not to recall securities on loan to exercise its voting rights when it determines that the cost of doing so would exceed the benefits to clients or that the vote would not have a material impact on the investment. Proxies with respect to securities on loan through client-directed lending programs are not available to vote and therefore are not voted.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement.

Investment analysts are generally responsible for making voting recommendations for their investment division on significant votes that relate to companies in their coverage areas. Analysts also have the opportunity to review initial recommendations made by the investment adviser’s stewardship and engagement team. Depending on the vote recommendation, a second opinion may be made by a proxy coordinator (an investment professional with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of the Principles and familiarity with proxy-related issues. Each of the investment adviser’s equity investment divisions has its

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own proxy voting committee, which is made up of investment professionals within each division. Each division’s proxy voting committee retains final authority for voting decisions made by such division. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the applicable governance committees that provide oversight of the application of the Principles.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates (as defined herein), or (c) a company with a director of a Capital Group ETF or an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.

The investment adviser has developed procedures to identify and address instances when a vote could appear to be influenced by such a relationship. Each equity investment division of the investment adviser has established a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.

If a potential conflict is identified according to the procedure above, the SRC will take appropriate steps to address the conflict of interest. These steps may include engaging an independent third party to review the proxy and using the Principles to provide an independent voting recommendation to the investment adviser for vote execution. The investment adviser will generally follow the third party’s recommendation, except when it believes the recommendation is inconsistent with the investment adviser’s fiduciary duty to its clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.

If the fund has a shareholder meeting, the distributor will vote the fund shares for which an Authorized Participant (as defined below) or other entity providing market making services (each, a “proxy grantor”) is deemed a beneficial owner under Rule 16a-1(a)(2) of the 1934 Act pursuant to the terms of an irrevocable proxy granted by the proxy grantor to the distributor. In such case, the distributor will vote the fund shares for which a proxy grantor is deemed a beneficial owner in the same proportion as the votes of the other shareholders of the fund.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling (800) 421-4225, (b) on the capitalgroup.com/etf website and (c) on the SEC’s website at sec.gov.

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The following summary sets forth the general positions of the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling the fund or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record (whether in the current board seat or in previous executive or director roles) with respect to shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports a breadth of experience and perspectives among board members, and the separation of the chairman and CEO positions.

Governance provisions — Proposals to declassify a board (elect all directors annually) generally are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Equity incentive plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; in addition, they should be aligned with the long-term success of the company and the enhancement of shareholder value.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Shareholder proposals on environmental and social issues — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s business model specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry best practices. With respect to environmental matters, this includes disclosures aligned with industry standards and reporting on sustainability issues that are material to investment analysis. With respect to social matters, the investment adviser encourages companies to disclose the composition of the workforce in a regionally appropriate manner. The investment

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adviser supports relevant reporting and disclosure that is consistent with broadly applicable standards.

Additional information about the fund

Book-Entry only system — Shares of the fund are represented by securities registered in the name of the Depository Trust Company (“DTC”) or its nominee and deposited with, or on behalf of, DTC. DTC acts as securities depositary for the fund shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “indirect participants”). Beneficial ownership of shares is limited to DTC Participants, the indirect participants and persons holding interests through DTC Participants and indirect participants.

Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “the beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to the indirect participants and beneficial owners that are not DTC Participants). The beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the fund.

Conveyance of all notices, statements and other communications to the beneficial owners is effected as follows. DTC will make available to the fund upon request and for a fee to be charged to the fund a listing of the shares of the fund held by each DTC Participant. The fund shall inquire of each such DTC Participant as to the number of the beneficial owners holding shares, directly or indirectly, through such DTC Participant. The fund shall provide each such DTC Participant with copies of such notice, statement or other communication in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such beneficial owners. In addition, the fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the fund as shown on the records of DTC or its nominee. Payments by DTC Participants to the indirect participants and the beneficial owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The fund has no responsibility or liability for any aspect of the records relating to or notices to the beneficial owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the indirect participants and the beneficial owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to

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shares of the fund at any time by giving reasonable notice to the fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the fund shall take action to find a replacement for DTC to perform its functions at a comparable cost.

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Principal fund shareholders — Although the fund does not have information concerning the beneficial ownership of shares held in the names of DTC participants (as defined above), as of July 1, 2025, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of the fund were as follows:

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc.	Record	15.99%
San Francisco, CA

National Financial Services, LLC	Record	13.75%
Jersey City, NJ

LPL Financial	Record	12.96%
San Diego, CA

Pershing, LLC	Record	12.25%
Jersey City, NJ

Edward D Jones & Co	Record	8.55%
St Louis, MO

Raymond James	Record	7.72%
St. Petersburg, FL

JP Morgan Chase Bank NA	Record	5.26%
Brooklyn, NY

From time to time, Capital Group (as defined in this section, Management of the fund, below) may sponsor and/or manage a fund in which an affiliate invests seed capital or otherwise purchases fund shares. Such investments may raise potential conflicts of interest because Capital Group, as an investor in the fund, may possess material information about the fund that may not be available to other fund investors. This informational advantage could be perceived as enabling Capital Group to invest or redeem capital in a manner that conflicts with the interests of other fund investors and/or benefits Capital Group. In order to mitigate such conflicts, the investment adviser employs processes that govern the investment and redemption by Capital Group of investments in the fund. These processes include specific parameters that govern the timing and extent of the investment and redemption of seed capital, which may be set according to one or more objective factors expressed in terms of timing, asset levels, primary or secondary market liquidity or other criteria approved by the investment adviser. In extraordinary circumstances and subject to certain conditions, the investment adviser will have the authority to modify the application of these processes to a particular seed investment after the investment has been made.

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Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries (together with its subsidiaries, “Capital Group”). Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as S&P 500 Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the investment objective(s) of the fund and/or the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage

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portions of other registered investment companies or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of May 31, 2025:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Christopher D. Buchbinder	Over $1,000,000	3	$458.3	4	$9.06	None
Brittain Ezzes	$500,001 - $1,000,000	19	$163.4	None		None
Martin Jacobs	Over $1,000,000	4	$350.1	6	$8.66	None
James B. Lovelace	Over $1,000,000	5	$375.7	6	$6.63	None
Keiko McKibben	$100,001 – $500,000	2	$46.1	None		None

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other registered investment companies, pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until July 31, 2026, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services for fund shareholders. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Additionally, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund‘s executive, administrative, clerical and bookkeeping functions, and provides necessary office space, necessary small office equipment and utilities, general purpose forms, supplies and postage used at the fund‘s offices.

Under the Agreement, the investment adviser receives a management fee at the annual rate of .33%. Management fees are paid monthly and accrued daily based on the average net assets of the fund. Under the Agreement, the investment adviser pays all ordinary operating expenses of the fund other than (i) interest expenses and other charges in connection with borrowing money, including line of credit and other loan commitment fees; (ii) taxes; (iii) brokerage expenses and commissions and other fees, charges or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (iv) acquired fund fees and expenses; (v) expenses incident to meetings of fund shareholders and the associated preparation, filing and mailing of associated notices and proxy statements; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (vii) any service and distribution expenses pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act; (viii) fees and expenses related to the provision of securities lending services, including lending agent fees; (ix) other non-routine or extraordinary expenses; and (x) compensation for management services payable to the investment adviser.

For the fiscal years ended May 31, 2025, 2024 and 2023, the investment adviser earned from the fund management fees of $39,769,000, $15,934,000 and $3,950,000, respectively.

Other service agreements with third-party service providers — The fund has entered into the Transfer Agency and Service Agreement (the “transfer agency agreement”) and the Administration Agreement (the “administration agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of the fund. The investment adviser bears the costs of services under these agreements under the terms of both the transfer agency and the administration agreement.

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Distributor and plan of distribution — Capital Client Group, Inc. is the principal underwriter of the fund‘s shares. The distributor is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The fund shares are continuously offered for sale through the distributor or its agent only in creation units, as described in the Creation and redemption of creation units section of this statement of additional information. The fund shares in amounts less than creation units are generally not distributed by the distributor or its agent. The distributor or its agent will arrange for the delivery of the prospectus and, upon request, this statement of additional information to persons purchasing creation units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. Although the distributor does not receive any fees under the Principal Underwriting Agreement with the fund, Capital Research and Management Company or its affiliates may pay the distributor from time to time for certain distribution-related services.

The Principal Underwriting Agreement provides that it may be terminated at any time, without the payment of any penalty: (i) by vote of a majority of the Independent Trustees or (ii) with respect to the fund by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, on at least 60 days written notice to the distributor. The Principal Underwriting Agreement is also terminable upon 60 days’ notice by the distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The distributor may enter into agreements with securities dealers (“soliciting dealers”) who will solicit purchases of creation units of the fund shares. Such soliciting dealers may also be Authorized Participants, DTC participants and/or investor services organizations.

Plan of distribution —The fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act that allows the fund to pay distribution fees of up to .25% per year, to those who sell and distribute the fund shares and provide other services to shareholders. However, the board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of the fund's assets on an ongoing basis, to the extent that a fee is authorized, these fees will increase the cost of your investment in the fund. If implemented, potential benefits of the Rule 12b-1 plan to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Rule 12b-1 plan will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service.

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Other compensation to dealers — As of March 1, 2025, the firms (or their affiliates) that Capital Client Group, Inc. anticipates will receive additional compensation (as described in the prospectus) include:

Cetera Financial Group
Fidelity

Fidelity Brokerage Services, LLC Fidelity Investments Institutional Operations Company, LLC National Financial Services LLC
Janney Montgomery Scott

LPL Financial, LLC
Morgan Stanley
Morgan Stanley Smith Barney, LLC
E Trade Securities, LLC
Northwestern Mutual Investment Services, LLC
Osaic
Raymond James Financial Services, Inc.

UBS Financial Services, Inc.

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

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registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns a minority interest in IEX Group and alternative trading systems, Luminex ATS and LeveL ATS (through a minority interest in their common parent holding company). The investment adviser, or brokers with which the investment adviser places orders, may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading systems.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended May 31, 2025, 2024 and 2023 amounted to $1,703,000, $570,000 and $123,000, respectively. Changes in the dollar amount of brokerage commissions paid by the fund over the last three fiscal years resulted from changes in the volume of trading activity.

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The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included J.P. Morgan Securities LLC. At the end of the fund’s most recently completed fiscal year, the fund held equity securities of J.P. Morgan Securities LLC in the amount of $371,723,000.

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Portfolio trading by Authorized Participants

When creation or redemption transactions consist of cash, the transactions may require the fund to contemporaneously transact with broker-dealers for purchases or sales of portfolio securities, as applicable. Depending on the timing of the transactions and certain other factors, such transactions may be placed with the purchasing or redeeming Authorized Participant in its capacity as a broker-dealer or with its affiliated broker-dealer. Any such transaction will be conditioned upon an agreement with the Authorized Participant or its affiliated broker-dealer to transact at guaranteed prices in order to reduce transaction costs incurred as a consequence of settling creations or redemptions in cash rather than in-kind.

Specifically, following the fund’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the fund may enter an order with the Authorized Participant or its affiliated broker-dealer to purchase or sell the portfolio securities, as applicable. Such Authorized Participant or its affiliated broker-dealer will be required to guarantee that the fund will achieve execution of its order at a price at least as favorable to the fund as the fund’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order. Whether the execution of the order is at a price at least as favorable to the fund will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

An Authorized Participant is required to deposit an amount with the fund in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliated broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the fund’s valuation of the portfolio securities, the fund receives the benefit of the favorable executions and the deposit is returned to the Authorized Participant. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the fund’s valuation of the securities, the fund retains the portion of the deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual execution transaction.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliated broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the fund’s valuation of the portfolio securities, the fund receives the benefit of the favorable executions. If, however, the broker dealer is unable to achieve executions in market transactions at a price at least equal to the fund’s valuation of the securities, the fund will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).

Where an Authorized Participant executes a custom creation or redemption transaction with the fund, the Authorized Participant or its affiliated broker-dealer may also transact with the fund in securities that are the subject of such custom transaction. Any such orders for execution will be subject to, and consistent with, the fund’s best execution obligations.

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Disclosure of portfolio holdings

The board has approved policies and procedures regarding the disclosure of information about the fund’s portfolio securities. Compliance with these policies and procedures will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s portfolio holdings are publicly disseminated prior to the opening of business on the listing exchange each day the fund is open for business through financial reporting and news services, including publicly accessible Internet web sites, including the fund’s website, capitalgroup.com/etf.

Additionally, a basket composition file, which includes the security names and share quantities to deliver in exchange for a creation unit, together with the amount of the cash component (if any), is publicly disseminated daily prior to the opening of business on the listing exchange via the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC. The basket represents one creation unit of the fund.

The investment adviser, distributor, custodian, State Street, as the transfer agent and fund administrator of the fund, and other service providers to the fund or the investment adviser may receive nonpublic portfolio holdings information while performing services to the fund or the investment adviser but are subject to legal obligations to not disseminate or trade on non-public information concerning the fund. The fund’s investment adviser may also provide certain portfolio holdings information to Authorized Participants (as defined in the Creation and redemption of creation units section of this statement of additional information), other institutional market participants and listing exchanges, in each case for a legitimate business purpose related to the day-to-day operations of the fund and/or for a regulatory purpose.

Quarterly portfolio schedule — The fund is required to disclose, after the first and third fiscal quarter, the complete monthly schedule of its portfolio holdings with the SEC on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The fund’s Form N-PORT reports are also available through the fund’s website, at capitalgroup.com/etf. Information on the fund’s Form N-PORT reports will be available on or about the sixtieth day after the close of each quarter of the fund’s fiscal year.

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Creation and redemption of creation units

General — The fund issues and sells its shares only in creation units on a continuous basis through the distributor or its agent. The fund‘s shares are sold without a sales load at a price based on the fund’s NAV next determined after an order is received by the distributor in proper form on any Business Day (as defined below). On days when the listing exchange closes earlier than normal, the fund may require orders to be placed earlier in the day. A creation unit of the fund consists of 20,000 shares. In its discretion, the fund reserves the right to increase or decrease the number of the fund’s shares that constitute a creation unit. The Board reserves the right to declare a split or a consolidation in the number of the fund‘s shares outstanding, and to make a corresponding change in the number of shares constituting a creation unit if the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the board of trustees.

A “Business Day” with respect to the fund is any day the fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. The fund is open for business any day on which the listing exchange is open for business. As of the date of this statement of additional information, the listing exchange is closed on the weekends and observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund deposit — The consideration for purchase of creation units of the fund generally consists of deposit securities (i.e., a designated portfolio of securities) and the cash component computed as described below. Together, the deposit securities and the cash component constitute the “fund deposit,” which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The fund deposit represents the minimum initial and subsequent investment amount for a creation unit of the fund. The cash component is an amount equal to the difference between the NAV of the fund shares (per creation unit) and the “deposit amount,” which is an amount equal to the market value of the deposit securities, and serves to compensate for any differences between the NAV per creation unit and the deposit securities. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the deposit securities are the sole responsibility of the Authorized Participant purchasing the creation unit.

The fund’s transfer agent, through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m. Eastern time), a list of the names and the required number of each deposit security and the amount of the cash component (if any) to be included in the current fund deposit (based on information as of the end of the previous Business Day for the fund) that day. Such fund deposit is applicable, subject to any adjustments as described below, to purchases of creation units until such time as the next-announced fund deposit is made available. The identity and number or par value of the deposit securities and the amount of the cash component change pursuant to changes in the weighting or composition of the component securities in the fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the investment adviser with a view to the investment objective of the fund. In addition, the fund reserves the right to accept nonconforming (i.e., custom) fund deposits.

The fund may, in its sole discretion, substitute a “cash in lieu” amount or a different security (or instrument) to replace any deposit security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process due to a trading restriction; (iii) when the Authorized Participant (or an investor on whose behalf the Authorized Participant (as defined below) is acting) is not able to trade the instruments due to a trading restriction; (iv) when delivery of the deposit security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by the fund; or (vi) in certain other situations.

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Cash purchase method — When partial or full cash purchases of creation units are available or specified for the fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the deposit securities it would otherwise be required to provide through an in-kind purchase, plus the same cash component required to be paid by an in-kind purchaser.

Procedures for creation of creation units — To be eligible to place orders with the distributor or its agent for one or more creation units of the fund, an entity must be an “Authorized Participant”: either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, in each case which has executed an agreement with the distributor with respect to creations and redemptions of creation units (“Authorized Participant Agreement”). All shares of the fund, however created, will be entered on the records of DTC in the name of its nominee for the account of a DTC Participant.

Role of the Authorized Participant — Each Authorized Participant will agree, pursuant to the terms of the Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available on or before the contractual settlement date, by means satisfactory to the fund, immediately available or same day funds estimated by the fund to be sufficient to pay the cash component, once the net asset value of a creation unit is next determined after receipt of the purchase order in proper form, together with any transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the cash component. Investors who are not Authorized Participants must make appropriate arrangements for a creation request to be made through an Authorized Participant or purchase shares on the secondary market. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that orders to purchase creation units may have to be placed by the investor’s broker through an Authorized Participant. Consequently, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The fund does not expect to enter into an Authorized Participant Agreement with more than a small number of Participating Parties and/or DTC Participants.

Placement of purchase orders — To initiate an order for a creation unit, an Authorized Participant must submit to the distributor or its agent an irrevocable order to purchase the fund‘s shares (a “purchase order”) in proper form (as described below). Such order must be received by the distributor or its agent by the cut-off time designated by the fund. Unless otherwise indicated by the fund, orders received generally by 4:00 p.m., Eastern Time, on a Business Day will receive that day’s NAV while orders received by the distributor or its agent generally between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day will receive the following Business Day’s NAV. A purchase order is considered to be in “proper form” if: (i) a properly completed irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) not later than the fund’s specified cutoff time, (ii) arrangements satisfactory to the fund are in place for payment of the cash component and any other transactions fees and taxes which may be due, and (iii) all other procedures regarding placement of a purchase order specified by the fund, the distributor or transfer agent are properly followed.

Procedures and requirements governing the delivery of the fund deposit including cutoff times are specified by the fund and/or the transfer agent (defined herein) and may change from time to time. Economic or market disruptions or changes, or telephone or other communication failure, may impede one’s ability to reach the distributor or its agent.

Purchase orders, if accepted by the fund, will be processed based on the NAV next determined after such acceptance in accordance with the fund’s cutoff times. Those placing orders to purchase creation units through an Authorized Participant should allow sufficient time to permit proper submission of the

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purchase order by the Authorized Participant to the distributor or its agent by the cutoff time on such Business Day. This deadline is likely to be significantly earlier than the cutoff time. The Authorized Participant must also make available, on or before the contractual settlement date, by means satisfactory to the fund, immediately available or same day funds estimated by the fund to be sufficient to pay the cash component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees if imposed. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the cash component. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in a particular form. Economic or market disruptions or changes, or telephone or other communication failure, may impede one’s ability to reach an Authorized Participant.

Acceptance of orders for creation units — Assuming a purchase order is submitted in proper form, the fund will accept the order, subject to the fund‘s right (and the right of the distributor and the investment adviser) to reject any order until acceptance, as set forth below. Once the fund has accepted an order, upon the next determination of the net asset value of the shares, the fund will confirm the issuance of a creation unit, against receipt of payment, at such net asset value. The distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The fund reserves the right to reject or revoke a purchase order transmitted to it by the distributor or its agent for any reason, provided that such action does not result in a suspension of sales of creation units in contravention of Rule 6c-11 and the SEC's positions thereunder. For example, the fund may reject or revoke acceptance of a creation order, including, but not limited to, when (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the fund; (iii) the deposit securities delivered do not conform to the identity and number or par value of shares specified, as described above; (iv) acceptance of the fund deposit would, in the opinion of the fund, be unlawful; or (v) circumstances outside the control of the fund, the distributor or its agent and the investment adviser make it impracticable to process purchase orders. In the event a purchase order is rejected, the distributor or its agent shall notify the Authorized Participant. The fund, its transfer agent, custodian, sub-custodian(s) and distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of fund deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a creation unit — Except as provided herein or in an Authorized Participant Agreement, a creation unit will not be issued until the transfer of good title to the fund of the deposit securities and the payment of the cash component have been completed.

To the extent contemplated by an Authorized Participant Agreement, the fund may issue creation units to an Authorized Participant, notwithstanding the fact that the corresponding fund deposits have not been received in part or in whole. The fund will do so in reliance on the undertaking of the Authorized Participant to deliver the missing deposit securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of a cash collateral in an amount at least equal to 105% of the daily marked to market value of the missing deposit securities (the “additional cash deposit”), which percentage may be changed by the fund from time to time. Such additional cash deposit must be delivered no later than the date and time specified by the fund or its custodian and shall be held by the custodian and marked-to-market daily. The fund may use the additional cash deposit to purchase the missing deposit securities at any time without prior notice to the Authorized Participant. Under the Authorized Participant Agreement, an Authorized Participant is subject to liability for any shortfall between the cost to the fund of purchasing such missing deposit securities and the value of collateral including, without limitation, liability for related brokerage, borrowings and other charges.

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All questions as to the number of shares of each security in the deposit securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the fund, in accordance with applicable law, and the fund‘s determination shall be final and binding.

Costs associated with creation transactions — A standard creation transaction fee may be imposed to offset the transfer and other transaction costs associated with the issuance of creation units. The standard creation transaction fee may be charged to the Authorized Participant on the day such Authorized Participant creates a creation unit, and is the same, regardless of the number of creation units purchased by the Authorized Participant on the applicable Business Day. However, the fund may increase the standard creation transaction fee for administration and settlement of custom orders requiring additional administrative processing by the fund’s custodian. If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the deposit securities to the fund. Transaction fees are subject to change and certain fees/costs associated with creation transactions are subject to change and may be waived in certain circumstances. To the extent a creation transaction fee is not charged, certain costs may be borne by the fund. Investors who use the services of a broker or other financial intermediary to acquire fund shares may be charged a fee for such services. The fund‘s standard creation transaction fees are set forth in the table below:

Fixed Fee (In Kind)	Fixed Fee (In Cash)
$250	$100

Redemption of creation units — The fund’s shares may be redeemed by Authorized Participants only in creation units at their NAV next determined after receipt of a redemption request in proper form by the distributor or its agent and only on a Business Day. The fund will generally not redeem shares in amounts less than creation units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a creation unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a creation unit that could be redeemed by an Authorized Participant. The beneficial owners also may sell shares in the secondary market.

The fund generally redeems creation units for fund securities and the cash amount. “Fund securities” means the designated portfolio of securities that will be applicable to redemption requests received in proper form on that day. “Cash amount” means an amount of cash equal to the difference between the net asset value of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of fund securities. Procedures and requirements governing redemption transactions are set forth in the Authorized Participant Agreement and may change from time to time. Unless cash redemptions are available or specified for the fund, the redemption proceeds for a creation unit generally consist of fund securities, plus the cash amount, and if imposed, less a redemption transaction fee (as described below).

The fund's transfer agent, through the NSCC, makes available on each Business Day, prior to the opening of business on the listing exchange (currently 9:30 a.m. Eastern Time), the identity of the fund securities and cash amount that will be applicable (based on information as of the end of the previous Business Day for the fund and subject to possible amendment or correction) to redemption requests received in proper form on that day. Such fund securities and the cash amount (each subject to possible amendment or correction or adjustment as described below) are applicable to redemptions of creation units until such time as the next announced composition of the fund securities and cash amount is made available. Fund securities received on redemption may not be identical to deposit

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securities that are applicable to creations of creation units. The fund reserves the right to deliver nonconforming (i.e., custom) fund securities. All questions as to the composition of the in-kind redemption basket to be included in the fund securities will be determined by the fund, in accordance with applicable law, and the fund‘s determination will be final and binding.

The fund may, in its sole discretion, substitute a “cash in lieu” amount or a different security (or instrument) to replace any fund security in certain circumstances, including: (i) when the delivery of a fund security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (ii) when a fund security is not eligible for transfer through DTC or the Clearing Process or due to a trading restriction; (iii) when the delivery of a fund security to the Authorized Participant would result in the disposition of the fund security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iv) when the delivery of a fund security to the Authorized Participant would result in unfavorable tax treatment; (v) when a fund security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (vi) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a fund security. If the fund securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The fund generally redeems creation units for fund securities but reserves the right to utilize a cash option for redemption of creation units.

Cash redemption method — When partial or full cash redemptions of creation units are available or specified for the fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the fund securities it would otherwise receive through an in-kind redemption, plus the same cash amount to be paid to an in-kind redeemer.

Placement of redemption orders — To place an order to redeem a creation unit, an Authorized Participant must submit an irrevocable order to redeem shares of the fund, in proper form (as described below). Such order must be received by the distributor or its agent no later than the cut-off time designated by the fund. Unless otherwise indicated by the fund, orders received generally by 4:00 p.m., Eastern Time, on a Business Day will receive that day’s NAV while orders received by the distributor or its agent generally between 4:00 p.m. and 5:30 p.m., Eastern Time, on a Business Day will receive the following Business Day’s NAV. Orders must be transmitted in such form and by such transmission method acceptable to the fund’s transfer agent or distributor, pursuant to the procedures specified by the fund, which procedures may change from time to time.

Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem creation units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem creation units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the fund’s transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the fund’s transfer agent the creation unit redeemed through the book-entry system of DTC so as to be effective by the listing exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the

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fund is received by the distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures specified by the fund, the distributor or transfer agent are properly followed.

The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of creation units redeemed will be made through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request. A redeeming Authorized Participant, whether on its own account or acting on behalf of a beneficial owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the creation unit to be redeemed to the fund at or prior to the date and time specified by the fund or its custodian, the distributor or its agent may accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of a cash collateral in an amount at least equal to 105% of the daily marked to market value of any undelivered fund shares (the “additional redemption cash amount”), which percentage may be changed by the fund from time to time. Such additional redemption cash amount must be delivered no later than the date and time specified by the fund or its custodian and shall be held by the custodian and marked-to-market daily. The fund may use the additional redemption cash deposit to purchase the missing deposit securities at any time without prior notice to the Authorized Participant.

The fees of the custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the fund to acquire its shares and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the fund of purchasing such shares, plus the value of the cash amount, and the value of the collateral together with liability for related brokerage, borrowings and other charges.

The right of redemption may be suspended or the date of payment postponed with respect to the fund: (i) for any period during which the listing exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the listing exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC. In addition, because certain of the fund‘s portfolio securities may trade on an exchange that is open when the listing exchange is closed, events may occur that impact the NAV of the fund when shareholders may not be able to redeem their fund shares or purchase or sell fund shares on the listing exchange.

An Authorized Participant submitting a redemption request is deemed to make certain representations to the fund. The fund reserves the right to verify these representations at its discretion, and will typically require verification with respect to a redemption request from the fund in connection with higher levels of redemption activity and/or short interest in the fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as

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determined by the fund, the redemption request will not be considered to have been received in proper form, and may be rejected by the fund.

Costs associated with redemption transactions — A standard redemption transaction fee may be imposed to offset transfer and other transaction costs that may be incurred by the fund associated with the redemption of creation units. The standard redemption transaction fee may be charged to the Authorized Participant on the day such Authorized Participant redeems a creation unit and is the same regardless of the number of creation units redeemed by an Authorized Participant on the applicable Business Day. However, the fund may increase the standard redemption transaction fee for administration and settlement of custom orders requiring additional administrative processing by such custodian. If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the fund securities from the fund to their account on their order. Transaction fees are subject to change and certain fees/costs associated with redemption transactions may be waived in certain circumstances. To the extent a redemption transaction fee is not charged, certain costs may be borne by the fund. Investors who use the services of a broker or other financial intermediary to dispose of the fund shares may be charged a fee for such services. The fund‘s standard creation unit redemption fees and maximum additional charges (as described above) are set forth in the table below:

Fixed Fee (In Kind)	Fixed Fee (In Cash)	Maximum additional charge*
$250	$100	2%

* As a percentage of the net asset value per creation unit redeemed, inclusive of the fixed redemption transaction fee (if imposed).

Custom baskets — Creation and Redemption baskets may differ and the fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the fund’s portfolio holdings; or (ii) a representative basket that is different from the initial basket used in transactions on the same business day. The fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the investment adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant.

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Determination of net asset value

All portfolio securities of the fund are valued, and the net asset value per share is determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the fund’s board. Subject to board oversight, the fund’s board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that the fund might reasonably expect to receive if such fair valued securities were sold in an orderly transaction. Fair valuations involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The investment adviser's valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities and transactions, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

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Assets or liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of the fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

The value of the net assets so obtained for the fund is then divided by the total number of shares outstanding, and the result, rounded to the nearest cent, is the net asset value per share for the fund.

The fund’s most-recently calculated net asset value per share is available on the website at capitalgroup.com/etf.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to such shareholders.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund from the previous year.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the fund shares have been held by a shareholder. Any loss realized upon the sale of shares held at the time of sale for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those

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purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends through 2025. Applicable Treasury regulations allow the fund to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the fund that have received such taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Sales of fund shares — Sales of shares may result in federal, state and local tax consequences (gain or loss) to the shareholder. Any loss realized on a sale of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. The fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Creations and redemptions of creation units — An Authorized Participant who exchanges securities for creation units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the creation units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such creation units. A person who redeems creation units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the creation units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such creation units. The IRS, however, may assert that a loss realized upon an exchange of securities for creation units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

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Any capital gain or loss realized upon the creation of creation units will generally be treated as long-term capital gain or loss if the securities exchanged for such creation units have been held for more than one year. Any capital gain or loss realized upon the redemption of creation units will generally be treated as long-term capital gain or loss if the fund share comprising the creation units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short term capital gain or loss. Any loss upon a redemption of creation units held for six (6) months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the creation units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The fund has the right to reject an order for creation units if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding shares of the fund and if, pursuant to sections 351 and 362 of the Code, the fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the fund does issue creation units to a purchaser (or group of purchasers) that would, upon obtaining the fund shares so ordered, own 80% or more of the outstanding shares of the fund, the purchaser (or group of purchasers) may not recognize gain or loss upon the exchange of securities for creation units. If the fund redeems creation units in cash, it may recognize more capital gains than it will if it redeems creation units in-kind.

Other tax considerations — After the end of each calendar year, individual shareholders holding the fund’s shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Under the backup withholding provisions of the Code, a shareholder may be subject to a withholding federal income tax on all payments made to the shareholder if the shareholder either does not provide the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. If the fund holds securities of issuers outside the United States, the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the United States or branches of U.S. banks outside the United States.

Transfer agent services — State Street Bank and Trust Company (the “transfer agent”), One Lincoln Street, Boston, MA 02111, serves as the transfer agent for the fund.

Independent registered public accounting firm — During the fiscal year ended May 31, 2025, PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, served as the fund’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. The financial statements and financial highlights included in this statement of additional information that are from the fund's Form N-CSR for the most recent fiscal year have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025 were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Independent legal counsel — Dechert LLP, 45 Fremont Street, 26th Floor, San Francisco, CA 94105-2223, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on May 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund's expenses, key statistics, holdings information and investment results (annual report only). The fund’s annual financial statements for the fiscal year ended May 31, 2025, were audited by the fund’s former independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s distributor, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment

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personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, S&P Global Ratings and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

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S&P Global Ratings
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

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C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

Indicates that a rating has not been assigned or is no longer assigned.

Capital Group Dividend Value ETF — Page 65

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Capital Group Dividend Value ETF — Page 66

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Capital Group Dividend Value ETF — Page 67

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

Capital Group Dividend Value ETF — Page 68

Capital Group Conservative Equity ETF

Investment portfolio May 31, 2025

Common stocks 94.32%		Shares	Value (000)
Information	Microsoft Corp.	55,301	$25,458
technology	Broadcom, Inc.	55,847	13,519
19.37%	Apple, Inc.	50,752	10,194
	Accenture PLC, Class A	18,449	5,845
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,765	3,821
	Texas Instruments, Inc.	18,820	3,441
	Oracle Corp.	15,521	2,569
	KLA Corp.	3,140	2,377
	Salesforce, Inc.	7,962	2,113
	Analog Devices, Inc.	8,334	1,783
	Amphenol Corp., Class A	15,446	1,389

			72,509

Industrials	RTX Corp.	112,726	15,385
15.33%	General Electric Co.	49,432	12,156
	Union Pacific Corp.	26,580	5,892
	Paychex, Inc.	20,310	3,207
	Automatic Data Processing, Inc.	8,835	2,876
	Northrop Grumman Corp.	5,452	2,643
	Carrier Global Corp.	36,787	2,619
	BAE Systems PLC (ADR) (a)	22,163	2,278
	Airbus SE, non-registered shares	10,243	1,885
	Honeywell International, Inc.	8,213	1,862
	General Dynamics Corp.	6,607	1,840
	FedEx Corp.	7,884	1,720
	Stanley Black & Decker, Inc.	25,087	1,641
	Illinois Tool Works, Inc.	5,561	1,363

			57,367

Financials	JPMorgan Chase & Co.	32,879	8,680
13.92%	Morgan Stanley	33,876	4,337
	Fidelity National Information Services, Inc.	53,610	4,268
	PNC Financial Services Group, Inc.	23,518	4,088
	Chubb, Ltd.	12,943	3,847
	Marsh & McLennan Cos., Inc.	16,403	3,833
	Truist Financial Corp.	93,358	3,688
	Visa, Inc., Class A	8,020	2,929
	Wells Fargo & Co.	37,345	2,793
	CME Group, Inc., Class A	8,597	2,484
	Great-West Lifeco, Inc. (a)	62,699	2,380
	Progressive Corp.	8,104	2,309
	Capital One Financial Corp.	10,142	1,918
	BlackRock, Inc.	1,912	1,873
	Blackstone, Inc.	10,336	1,434
	S&P Global, Inc.	2,455	1,259

			52,120

Health care	AbbVie, Inc.	44,134	8,214
12.76%	Eli Lilly and Co.	8,378	6,180
	Abbott Laboratories	46,064	6,153
	Gilead Sciences, Inc.	47,956	5,279
	Amgen, Inc.	18,221	5,251
	UnitedHealth Group, Inc.	10,591	3,197
	Bristol-Myers Squibb Co.	58,959	2,846
	Medtronic PLC	31,970	2,653
	CVS Health Corp.	36,569	2,342
	AstraZeneca PLC (ADR)	23,586	1,718
	Regeneron Pharmaceuticals, Inc.	2,746	1,346
	Thermo Fisher Scientific, Inc.	3,341	1,346

Capital Group Equity Exchange-Traded Funds	1

Capital Group Conservative Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Health care	GE HealthCare Technologies, Inc.	17,406	$1,228

(continued)			47,753

Consumer	Philip Morris International, Inc.	41,210	7,442
staples	Mondelez International, Inc., Class A	109,299	7,376
8.58%	British American Tobacco PLC (ADR)	103,798	4,692
	Procter & Gamble Co.	20,471	3,478
	Hershey Co.	14,728	2,367
	Coca-Cola Co.	24,651	1,777
	PepsiCo, Inc.	11,693	1,537
	Nestle SA	13,559	1,445
	Constellation Brands, Inc., Class A	6,121	1,091
	General Mills, Inc.	16,996	922

			32,127

Utilities	CenterPoint Energy, Inc.	161,921	6,030
7.24%	Constellation Energy Corp.	18,280	5,597
	DTE Energy Co.	31,617	4,321
	Sempra	44,636	3,508
	Atmos Energy Corp.	19,473	3,012
	Southern Co. (The)	22,414	2,017
	Public Service Enterprise Group, Inc.	16,937	1,372
	Xcel Energy, Inc.	17,894	1,254

			27,111

Materials	International Paper Co.	148,057	7,078
4.17%	Linde PLC	10,220	4,779
	Air Products and Chemicals, Inc.	13,406	3,739

			15,596

Consumer	Home Depot, Inc.	16,798	6,187
discretionary	Starbucks Corp.	43,566	3,657
4.08%	McDonald’s Corp.	6,603	2,072
	Hasbro, Inc.	30,338	2,024
	D.R. Horton, Inc.	11,432	1,350

			15,290

Energy	TC Energy Corp. (CAD denominated)	71,559	3,626
3.68%	TC Energy Corp.	41,376	2,095
	Exxon Mobil Corp.	43,694	4,470
	ConocoPhillips	24,519	2,093
	EOG Resources, Inc.	13,741	1,492

			13,776

Communication	Meta Platforms, Inc., Class A	12,312	7,972
services	T-Mobile US, Inc.	7,637	1,850
3.45%	Comcast Corp., Class A	51,111	1,767
	AT&T, Inc.	47,395	1,317

			12,906

Real estate	Welltower, Inc. REIT	24,089	3,716
1.74%	Extra Space Storage, Inc. REIT	11,390	1,722
	Prologis, Inc. REIT	9,962	1,082

			6,520

	Total common stocks (cost: $339,207,000)		353,075

2	Capital Group Equity Exchange-Traded Funds

Capital Group Conservative Equity ETF (continued)

Short-term securities 6.43%	Shares	Value (000)

Money market investments 5.53%
Capital Group Central Cash Fund 4.29% (b)(c)	207,088	$20,709

Money market investments purchased with collateral from securities on loan 0.90%
Invesco Short-Term Investments Trust - Government & Agency Portfolio,
Institutional Class 4.24% (b)(d)	3,354,019	3,354

Total short-term securities (cost: $24,061,000)		24,063

Total investment securities 100.75% (cost: $363,268,000)		377,138
Other assets less liabilities (0.75)%		(2,826)

Net assets 100.00%		$374,312

Investments in affiliates(c)

	Value at 6/25/2024 (e) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 5.53%

Money market investments 5.53%

Capital Group Central Cash Fund 4.29% (b)	$–	$33,754	$13,047	$–(f)	$2	$20,709	$273

(a) All or a portion of this security was on loan. The total value of all such securities was $3,598,000, which represented 0.96% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(b) Rate represents the seven-day yield at 5/31/2025.

(c)  Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

(d) Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

(e) Commencement of operations.

(f) Amount less than one thousand.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	3

Capital Group Core Equity ETF

Investment portfolio May 31, 2025

Common stocks 97.19%		Shares	Value (000)
Information	Microsoft Corp.	868,444	$399,797
technology	Broadcom, Inc.	1,156,047	279,844
26.60%	NVIDIA Corp.	1,748,880	236,326
	Apple, Inc.	997,201	200,288
	Accenture PLC, Class A	236,175	74,825
	Oracle Corp.	294,223	48,703
	Amphenol Corp., Class A	527,544	47,442
	Seagate Technology Holdings PLC	369,622	43,593
	Texas Instruments, Inc.	235,536	43,068
	Cognizant Technology Solutions Corp., Class A	523,746	42,418
	Salesforce, Inc.	159,215	42,251

			1,458,555

Industrials	RTX Corp.	1,006,785	137,406
16.80%	Automatic Data Processing, Inc.	348,277	113,375
	General Electric Co.	360,770	88,717
	General Dynamics Corp.	268,485	74,770
	Carrier Global Corp.	1,036,184	73,776
	Boeing Co. (The) (a)	352,808	73,144
	GFL Environmental, Inc., subordinate voting shares	1,310,103	66,069
	Airbus SE, non-registered shares	355,071	65,345
	Woodward, Inc.	297,519	64,362
	United Rentals, Inc.	67,654	47,925
	Honeywell International, Inc.	204,021	46,245
	Ingersoll-Rand, Inc.	440,787	35,986
	XPO, Inc. (a)	297,551	33,870

			920,990

Financials	JPMorgan Chase & Co.	464,301	122,575
12.14%	Mastercard, Inc., Class A	199,295	116,707
	BlackRock, Inc.	85,343	83,627
	Fidelity National Information Services, Inc.	1,040,629	82,844
	Berkshire Hathaway, Inc., Class B (a)	79,618	40,124
	Capital One Financial Corp.	207,623	39,272
	PNC Financial Services Group, Inc.	220,999	38,412
	Visa, Inc., Class A	104,281	38,082
	S&P Global, Inc.	72,596	37,232
	Chubb, Ltd.	114,750	34,104
	Morgan Stanley	256,993	32,903

			665,882

Consumer	Amazon.com, Inc. (a)	1,118,497	229,303
discretionary	Starbucks Corp.	856,750	71,924
10.68%	Wyndham Hotels & Resorts, Inc.	802,519	66,432
	Home Depot, Inc.	157,891	58,150
	Royal Caribbean Cruises, Ltd.	208,561	53,594
	Tesla, Inc. (a)	113,909	39,465
	Restaurant Brands International, Inc.	540,008	38,562
	Hasbro, Inc.	422,044	28,155

			585,585

Communication	Meta Platforms, Inc., Class A	420,122	272,025
services	Alphabet, Inc., Class A	651,594	111,905
9.28%	Alphabet, Inc., Class C	439,501	75,967
	Netflix, Inc. (a)	40,384	48,753

			508,650

4	Capital Group Equity Exchange-Traded Funds

Capital Group Core Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Eli Lilly and Co.	194,589	$143,542
8.66%	Vertex Pharmaceuticals, Inc. (a)	181,355	80,168
	AbbVie, Inc.	338,170	62,937
	Abbott Laboratories	421,416	56,293
	Thermo Fisher Scientific, Inc.	125,490	50,550
	GE HealthCare Technologies, Inc.	654,524	46,170
	Revvity, Inc.	391,915	35,437

			475,097

Consumer	British American Tobacco PLC	2,237,127	100,493
staples	Procter & Gamble Co.	281,011	47,741
3.44%	Philip Morris International, Inc.	225,493	40,722

			188,956

Energy	Exxon Mobil Corp.	548,059	56,067
3.04%	Canadian Natural Resources, Ltd. (CAD denominated)	1,833,601	55,675
	Baker Hughes Co., Class A	1,477,357	54,736

			166,478

Materials	Air Products and Chemicals, Inc.	240,075	66,960
2.87%	Linde PLC	111,590	52,177
	Eastman Chemical Co.	485,162	38,022

			157,159

Real estate	VICI Properties, Inc. REIT	2,055,663	65,185
2.07%	Equinix, Inc. REIT	54,380	48,334

			113,519

Utilities	PG&E Corp.	3,172,711	53,555
1.61%	CenterPoint Energy, Inc.	927,027	34,523

			88,078

	Total common stocks (cost: $4,612,178,000)		5,328,949

Short-term securities 4.19%

Money market investments 4.19%
	Capital Group Central Cash Fund 4.29% (b)(c)	2,298,006	229,801

	Total short-term securities (cost: $229,783,000)		229,801

	Total investment securities 101.38% (cost: $4,841,961,000)		5,558,750
	Other assets less liabilities (1.38)%		(75,511)

	Net assets 100.00%		$5,483,239

Investments in affiliates(c)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 4.19%

Money market investments 4.19%

Capital Group Central Cash Fund 4.29% (b)	$54,961	$1,019,204	$844,369	$(1)	$6	$229,801	$4,702

Capital Group Equity Exchange-Traded Funds	5

Capital Group Core Equity ETF (continued)

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 5/31/2025.
(c)	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

6	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Growers ETF

Investment portfolio May 31, 2025

Common stocks 95.51%		Shares	Value (000)
Industrials	RTX Corp.	352,080	$48,052
17.18%	Airbus SE, non-registered shares	190,548	35,067
	RELX PLC	577,536	31,079
	Carrier Global Corp.	430,155	30,627
	BAE Systems PLC	1,017,342	26,064
	Paychex, Inc.	157,065	24,802
	Mitsubishi Corp.	1,195,900	24,393
	Ryanair Holdings PLC (ADR)	401,409	22,318
	FedEx Corp.	93,493	20,391
	Broadridge Financial Solutions, Inc.	80,404	19,524
	Hitachi, Ltd.	688,500	19,359
	Northrop Grumman Corp.	39,717	19,254
	Canadian National Railway Co. (CAD denominated)	173,596	18,248
	UL Solutions, Inc., Class A	232,449	16,620
	ITOCHU Corp.	307,900	16,562
	Norfolk Southern Corp.	56,723	14,017
	Trinity Industries, Inc.	537,479	13,835

			400,212

Financials	Intact Financial Corp.	217,452	49,334
17.08%	DBS Group Holdings, Ltd.	1,060,270	36,763
	London Stock Exchange Group PLC	217,726	33,076
	Morgan Stanley	219,280	28,074
	Euronext NV	166,221	27,065
	JPMorgan Chase & Co.	101,695	26,848
	Zurich Insurance Group AG	37,607	26,375
	Truist Financial Corp.	623,331	24,622
	KB Financial Group, Inc. (ADR)	304,337	22,749
	Webster Financial Corp.	367,828	18,936
	CME Group, Inc., Class A	62,766	18,139
	AIA Group, Ltd.	2,166,000	18,135
	East West Bancorp, Inc.	197,979	18,056
	Deutsche Bank AG	602,860	16,675
	First American Financial Corp.	249,761	13,939
	Hong Kong Exchanges and Clearing, Ltd.	197,800	9,984
	PICC Property and Casualty Co., Ltd., Class H	4,876,000	9,290

			398,060

Information	Broadcom, Inc.	404,743	97,976
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	349,725	67,609
13.63%	SAP SE	126,825	38,290
	Tokyo Electron, Ltd.	186,500	29,810
	Accenture PLC, Class A	70,792	22,428
	KLA Corp.	25,074	18,978
	Fujitsu, Ltd.	745,000	17,179
	Texas Instruments, Inc.	84,039	15,367
	MediaTek, Inc.	237,000	9,964

			317,601

Consumer	Philip Morris International, Inc.	431,569	77,937
staples	Mondelez International, Inc., Class A	552,631	37,297
11.21%	Imperial Brands PLC	902,140	34,156
	Carlsberg A/S, Class B	194,891	27,860
	Danone SA	324,066	27,685
	British American Tobacco PLC	575,818	25,866
	Nestle SA	178,644	19,037
	Anheuser-Busch InBev SA/NV	160,004	11,271

			261,109

Capital Group Equity Exchange-Traded Funds	7

Capital Group Dividend Growers ETF (continued)

Common stocks (continued)	Shares	Value (000)

Health care	Abbott Laboratories	235,410	$31,446
8.63%	Eli Lilly and Co.	33,641	24,816
	AstraZeneca PLC	171,105	24,714
	Amgen, Inc.	74,220	21,389
	AbbVie, Inc.	107,639	20,032
	Novo Nordisk AS, Class B	289,257	19,973
	UnitedHealth Group, Inc.	58,235	17,582
	EssilorLuxottica SA	58,197	16,170
	Bristol-Myers Squibb Co.	334,345	16,142
	Merck & Co., Inc.	113,638	8,732

			200,996

Utilities	CenterPoint Energy, Inc.	1,495,147	55,679
7.14%	Iberdrola, SA, non-registered shares	2,194,215	40,062
	Engie SA	1,484,576	32,003
	Sempra	272,262	21,397
	SSE PLC	725,850	17,222

			166,363

Consumer	Industria de Diseno Textil, SA	560,469	30,368
discretionary	Amadeus IT Group SA, Class A, non-registered shares	303,303	25,271
6.82%	YUM! Brands, Inc.	126,578	18,220
	Darden Restaurants, Inc.	81,292	17,414
	Starbucks Corp.	189,910	15,943
	LVMH Moet Hennessy-Louis Vuitton SE	28,067	15,241
	Bridgestone Corp.	324,300	14,007
	Galaxy Entertainment Group, Ltd.	2,926,000	12,464
	Tractor Supply Co.	204,161	9,881

			158,809

Real estate	VICI Properties, Inc. REIT	1,590,950	50,449
5.20%	Welltower, Inc. REIT	257,458	39,720
	Link REIT	2,444,700	12,986
	Rexford Industrial Realty, Inc. REIT	294,495	10,378
	Longfor Group Holdings, Ltd.	6,108,500	7,658

			121,191

Energy	TotalEnergies SE	545,250	31,983
3.77%	BP PLC	4,761,142	23,078
	TC Energy Corp. (CAD denominated)	368,100	18,652
	ConocoPhillips	164,650	14,053

			87,766

Communication	T-Mobile US, Inc.	151,724	36,747
services	Koninklijke KPN NV	7,210,006	33,876
3.62%	America Movil, SAB de CV, Class B (ADR)	807,785	13,652

			84,275

Materials	International Paper Co.	228,635	10,931
1.23%	Vale SA (ADR), ordinary nominative shares	1,149,291	10,493
	Dow, Inc.	262,052	7,269

			28,693

	Total common stocks (cost: $2,023,156,000)		2,225,075

8	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Growers ETF (continued)

Short-term securities 4.30%		Shares	Value (000)
Money market investments 1.92%
Capital Group Central Cash Fund 4.29% (a)(b)		446,886	$44,689

Weighted average yield at acquisition		Principal amount (000)
Commercial paper 1.50%
DNB Bank ASA 6/6/2025 (c)	3.096%	USD35,000	34,971

Bonds & notes of governments & government agencies outside the U.S. 0.88%
Ontario (Province of) 6/18/2025	4.435	20,500	20,453

Total short-term securities (cost: $100,116,000)			100,113

Total investment securities 99.81% (cost: $2,123,272,000)			2,325,188
Other assets less liabilities 0.19%			4,487

Net assets 100.00%			$2,329,675

Investments in affiliates(b)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 1.92%

Money market investments 1.92%

Capital Group Central Cash Fund 4.29% (a)	$13,229	$397,433	$365,980	$(1)	$8	$44,689	$2,336

(a)	Rate represents the seven-day yield at 5/31/2025.
(b)	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
(c)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $34,971,000, which represented 1.50% of the net assets of the fund.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	9

Capital Group Dividend Value ETF

Investment portfolio May 31, 2025

Common stocks 97.08%		Shares	Value (000)
Information	Microsoft Corp.	2,322,830	$1,069,338
technology	Broadcom, Inc.	3,884,755	940,383
21.92%	Apple, Inc.	2,071,329	416,026
	NVIDIA Corp.	2,562,903	346,325
	Salesforce, Inc.	896,540	237,915
	Oracle Corp.	1,425,177	235,909
	Micron Technology, Inc.	2,249,882	212,524
	Texas Instruments, Inc.	1,079,950	197,469

			3,655,889

Industrials	RTX Corp.	5,696,885	777,511
18.93%	General Electric Co.	2,769,089	680,947
	Carrier Global Corp.	7,432,445	529,190
	General Dynamics Corp.	973,994	271,247
	Union Pacific Corp.	1,107,830	245,562
	Boeing Co. (The) (a)	1,169,056	242,369
	Uber Technologies, Inc. (a)	2,774,396	233,493
	Illinois Tool Works, Inc.	719,113	176,240

			3,156,559

Health care	Eli Lilly and Co.	799,595	589,837
12.11%	AbbVie, Inc.	1,480,957	275,621
	Medtronic PLC	2,213,481	183,675
	Vertex Pharmaceuticals, Inc. (a)	391,193	172,927
	Amgen, Inc.	568,254	163,759
	GE HealthCare Technologies, Inc.	2,295,812	161,947
	Abbott Laboratories	1,209,706	161,593
	UnitedHealth Group, Inc.	521,372	157,407
	Gilead Sciences, Inc.	1,385,724	152,540

			2,019,306

Consumer	Starbucks Corp.	5,133,562	430,963
discretionary	Royal Caribbean Cruises, Ltd.	1,260,856	324,002
10.85%	Las Vegas Sands Corp.	7,504,500	308,885
	McDonald’s Corp.	880,996	276,501
	Amazon.com, Inc. (a)	930,350	190,731
	TopBuild Corp. (a)	513,698	145,320
	Hasbro, Inc.	2,000,529	133,455

			1,809,857

Consumer	British American Tobacco PLC	15,198,632	682,732
staples	Philip Morris International, Inc.	2,562,499	462,762
7.70%	Mondelez International, Inc., Class A	2,064,730	139,348

			1,284,842

Financials	JPMorgan Chase & Co.	1,408,042	371,723
7.39%	American International Group, Inc.	3,501,805	296,393
	First Citizens BancShares, Inc., Class A	154,008	284,742
	Capital One Financial Corp.	1,475,166	279,028

			1,231,886

Materials	International Paper Co.	7,050,779	337,098
5.51%	Linde PLC	637,381	298,027
	Air Products and Chemicals, Inc.	549,046	153,134
	Freeport-McMoRan, Inc.	3,390,910	130,482

			918,741

10	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Value ETF (continued)

Common stocks (continued)		Shares	Value (000)
Communication	Meta Platforms, Inc., Class A	833,997	$540,005
services	Alphabet, Inc., Class A	1,699,665	291,900

4.99%			831,905

Energy	Halliburton Co.	12,815,719	251,060
4.11%	TC Energy Corp. (CAD denominated)	4,553,686	230,745
	Canadian Natural Resources, Ltd.	6,699,819	203,474

			685,279

Real estate	VICI Properties, Inc. REIT	5,666,938	179,699
2.01%	Prologis, Inc. REIT	1,433,337	155,660

			335,359

Utilities	DTE Energy Co.	1,005,977	137,467
1.56%	Public Service Enterprise Group, Inc.	1,525,126	123,581

			261,048

	Total common stocks (cost: $14,278,551,000)		16,190,671

Short-term securities 2.86%
Money market investments 2.86%
	Capital Group Central Cash Fund 4.29% (b)(c)	4,771,068	477,107

	Total short-term securities (cost: $477,059,000)		477,107

	Total investment securities 99.94% (cost: $14,755,610,000)		16,667,778
	Other assets less liabilities 0.06%		9,267

	Net assets 100.00%		$16,677,045

Investments in affiliates(c)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 2.86%

Money market investments 2.86%

Capital Group Central Cash Fund 4.29% (b)	$226,589	$3,814,075	$3,563,598	$42	$(1)	$477,107	$19,999

(a)Security	did not produce income during the last 12 months.
(b)Rate	represents the seven-day yield at 5/31/2025.
(c)Part	of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	11

Capital Group Global Equity ETF

Investment portfolio May 31, 2025

Common stocks 97.20%		Shares	Value (000)
Industrials	Safran SA	32,283	$9,582
20.37%	General Electric Co.	30,861	7,589
	GE Vernova, Inc.	15,071	7,128
	Rolls-Royce Holdings PLC	600,450	7,008
	HEICO Corp.	12,766	3,825
	Airbus SE, non-registered shares	20,226	3,722
	Ingersoll-Rand, Inc.	43,948	3,588
	Epiroc AB, Class A	156,949	3,512
	Northrop Grumman Corp.	7,215	3,498
	ABB, Ltd.	57,190	3,234
	AMETEK, Inc.	17,008	3,040
	DSV A/S	12,293	2,896
	Armstrong World Industries, Inc.	18,461	2,873
	Rheinmetall AG, non-registered shares	1,125	2,408
	SMC Corp.	5,800	2,183
	FedEx Corp.	9,891	2,157
	Axon Enterprise, Inc. (a)	2,652	1,990
	ITOCHU Corp.	36,300	1,952
	RTX Corp.	13,847	1,890
	Ryanair Holdings PLC (ADR)	32,265	1,794
	Honeywell International, Inc.	7,808	1,770
	CSX Corp.	55,752	1,761
	RELX PLC	31,251	1,682

			81,082

Information	Broadcom, Inc.	57,451	13,907
technology	Microsoft Corp.	26,256	12,087
18.52%	Apple, Inc.	40,418	8,118
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	39,897	7,713
	SAP SE	24,759	7,475
	ASML Holding NV	8,067	5,989
	Fujitsu, Ltd.	187,400	4,321
	TDK Corp.	235,500	2,618
	Keyence Corp.	5,600	2,364
	KLA Corp.	2,872	2,174
	ServiceNow, Inc. (a)	2,078	2,101
	Salesforce, Inc.	7,328	1,945
	Accenture PLC, Class A	5,617	1,780
	NVIDIA Corp.	8,263	1,117

			73,709

Financials	JPMorgan Chase & Co.	31,249	8,250
16.97%	Visa, Inc., Class A	13,844	5,056
	Mastercard, Inc., Class A	8,469	4,959
	London Stock Exchange Group PLC	31,922	4,849
	DBS Group Holdings, Ltd.	132,300	4,587
	Deutsche Bank AG	150,452	4,161
	Marsh & McLennan Cos., Inc.	16,689	3,900
	S&P Global, Inc.	6,361	3,262
	AIA Group, Ltd.	381,600	3,195
	Hong Kong Exchanges and Clearing, Ltd.	62,900	3,175
	UniCredit SpA	44,699	2,871
	NatWest Group PLC	357,596	2,528
	Skandinaviska Enskilda Banken AB, Class A	151,227	2,523
	Aon PLC, Class A	6,707	2,495
	Standard Chartered PLC	150,799	2,353
	Arthur J. Gallagher & Co.	6,741	2,342
	Partners Group Holding AG	1,421	1,903
	Munchener Ruckversicherungs-Gesellschaft AG	2,736	1,775
	CME Group, Inc., Class A	5,995	1,733

12	Capital Group Equity Exchange-Traded Funds

Capital Group Global Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Arch Capital Group, Ltd.	17,163	$1,631

(continued)			67,548

Health care	AstraZeneca PLC	47,135	6,808
8.89%	EssilorLuxottica SA	20,878	5,801
	Abbott Laboratories	38,599	5,156
	Novo Nordisk AS, Class B	57,013	3,937
	Danaher Corp.	13,417	2,548
	Regeneron Pharmaceuticals, Inc.	4,613	2,262
	Amgen, Inc.	7,441	2,144
	AbbVie, Inc.	10,506	1,955
	Bristol-Myers Squibb Co.	35,118	1,695
	BeOne Medicines, Ltd. (ADR) (a)	6,328	1,554
	Eli Lilly and Co.	2,047	1,510

			35,370

Consumer	Hilton Worldwide Holdings, Inc.	20,195	5,017
discretionary	Royal Caribbean Cruises, Ltd.	16,652	4,279
8.05%	Amazon.com, Inc. (a)	20,754	4,255
	Industria de Diseno Textil, SA	76,707	4,156
	Amadeus IT Group SA, Class A, non-registered shares	41,893	3,491
	MercadoLibre, Inc. (a)	1,081	2,771
	LVMH Moet Hennessy-Louis Vuitton SE	4,565	2,479
	Sony Group Corp.	76,100	2,015
	Hermes International	716	1,974
	Tractor Supply Co.	33,332	1,613

			32,050

Communication	Alphabet, Inc., Class A	57,841	9,934
services	Meta Platforms, Inc., Class A	7,898	5,114
7.15%	Nintendo Co., Ltd.	37,000	3,043
	Koninklijke KPN NV	571,359	2,684
	Electronic Arts, Inc.	17,435	2,507
	Comcast Corp., Class A	53,168	1,838
	Netflix, Inc. (a)	1,404	1,695
	America Movil, SAB de CV, Class B (ADR)	96,233	1,626

			28,441

Consumer	Philip Morris International, Inc.	32,897	5,941
staples	L’Oreal SA, non-registered shares	6,876	2,908
6.95%	Anheuser-Busch InBev SA/NV	38,943	2,743
	Danone SA	29,414	2,513
	Nestle SA	21,209	2,260
	Costco Wholesale Corp.	2,119	2,204
	Keurig Dr Pepper, Inc.	52,496	1,768
	Imperial Brands PLC	46,023	1,742
	Hershey Co.	9,524	1,530
	Carlsberg A/S, Class B	9,977	1,426
	Constellation Brands, Inc., Class A	7,454	1,329
	General Mills, Inc.	23,793	1,291

			27,655

Materials	Air Liquide SA	15,956	3,305
3.90%	Shin-Etsu Chemical Co., Ltd.	101,500	3,274
	Givaudan SA	530	2,658
	Sika AG	8,483	2,265
	Freeport-McMoRan, Inc.	52,534	2,021

Capital Group Equity Exchange-Traded Funds	13

Capital Group Global Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Materials (continued)	Linde PLC	4,287	$2,004

			15,527

Utilities	Engie SA	205,587	4,432
3.24%	Constellation Energy Corp.	11,595	3,550
	CenterPoint Energy, Inc.	69,601	2,592
	Atmos Energy Corp.	15,020	2,323

			12,897

Energy	TotalEnergies SE	87,624	5,140
2.70%	TC Energy Corp. (CAD denominated)	57,464	2,912
	BP PLC	558,879	2,709

			10,761

Real estate	Equinix, Inc. REIT	2,065	1,836

0.46%	Total common stocks (cost: $356,899,000)		386,876

Short-term securities 2.91%
Money market investments 0.27%
Capital Group Central Cash Fund 4.29% (b)(c)		10,941	1,094

	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 1.51%
DNB Bank ASA 6/6/2025 (d)	3.096%	USD3,000	2,997
DBS Bank, Ltd. 6/3/2025 (d)	3.661	1,000	999
National Bank of Canada 6/9/2025 (d)	3.076	1,000	999
Nestle Finance International, Ltd. 6/18/2025 (d)	4.221	1,000	998

			5,993

Bonds & notes of governments & government agencies outside the U.S. 1.13%
Ontario (Province of) 6/18/2025	4.270	4,500	4,490

Total short-term securities (cost: $11,580,000)			11,577

Total investment securities 100.11% (cost: $368,479,000)			398,453
Other assets less liabilities (0.11)%			(447)

Net assets 100.00%			$398,006

14	Capital Group Equity Exchange-Traded Funds

Capital Group Global Equity ETF (continued)

Investments in affiliates(c)

	Value at 6/25/2024(e) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 0.27%

Money market investments 0.27%

Capital Group Central Cash Fund 4.29% (b)	$–	$31,768	$30,673	$(1)	$–(f)	$1,094	$158

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 5/31/2025.
(c)	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
(d)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,993,000, which represented 1.51% of the net assets of the fund.

(e)Commencement	of operations.
(f)Amount	less than one thousand.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	15

Capital Group Global Growth Equity ETF

Investment portfolio May 31, 2025

Common stocks 97.08%		Shares	Value (000)
Information	Microsoft Corp.	772,814	$355,773
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,679,583	324,697
28.47%	NVIDIA Corp.	1,756,729	237,387
	Broadcom, Inc.	684,083	165,596
	ASML Holding NV	209,049	155,213
	SAP SE	233,119	70,382
	Synopsys, Inc. (a)	145,594	67,553
	Shopify, Inc., Class A, subordinate voting shares (a)	530,166	56,844
	NEC Corp.	2,029,200	53,376
	Cloudflare, Inc., Class A (a)	243,380	40,374
	Capgemini SE	219,973	36,528
	Apple, Inc.	180,453	36,244
	Keyence Corp.	69,000	29,126
	EPAM Systems, Inc. (a)	151,887	26,503

			1,655,596

Industrials	Safran SA	505,435	150,016
15.16%	Comfort Systems USA, Inc.	209,268	100,078
	TransDigm Group, Inc.	42,514	62,429
	Ryanair Holdings PLC (ADR)	1,024,899	56,984
	Copart, Inc. (a)	989,845	50,957
	BAE Systems PLC	1,944,482	49,817
	Airbus SE, non-registered shares	268,933	49,493
	Ingersoll-Rand, Inc.	562,569	45,928
	ASSA ABLOY AB, Class B	1,354,861	42,948
	Schneider Electric SE	156,181	39,253
	ITOCHU Corp.	729,500	39,239
	Siemens AG	161,981	38,955
	Saab AB, Class B	690,378	34,894
	Hitachi, Ltd.	1,155,000	32,476
	Carrier Global Corp.	391,922	27,905
	Boeing Co. (The) (a)	121,811	25,254
	GT Capital Holdings, Inc.	2,347,200	22,885
	Alliance Global Group, Inc.	79,922,900	11,947

			881,458

Financials 14.96%	3i Group PLC	2,288,266	125,544
	Visa, Inc., Class A	241,451	88,175
	AXA SA	1,695,586	79,917
	Aon PLC, Class A	207,430	77,181
	Fiserv, Inc. (a)	448,220	72,966
	Banco Bilbao Vizcaya Argentaria, SA	4,859,395	72,887
	Citigroup, Inc.	932,048	70,202
	Societe Generale	1,254,085	68,136
	Prudential PLC	5,625,652	64,033
	Brookfield Corp., Class A	1,079,811	62,327
	Tradeweb Markets, Inc., Class A	338,439	48,888
	Blackstone, Inc.	285,091	39,559

			869,815

Consumer	Prosus NV, Class N	1,714,237	87,979
discretionary	Amazon.com, Inc. (a)	415,726	85,228
14.47%	Booking Holdings, Inc.	13,914	76,790
	Chipotle Mexican Grill, Inc. (a)	1,530,423	76,644
	Renault SA	1,274,708	65,681
	MercadoLibre, Inc. (a)	25,548	65,487
	LVMH Moet Hennessy-Louis Vuitton SE	111,243	60,408
	Compagnie Financiere Richemont SA, Class A	280,206	52,722
	Trip.com Group, Ltd. (ADR)	819,635	51,350
	InterContinental Hotels Group PLC	388,807	44,497
	MGM China Holdings, Ltd.	30,606,988	43,484

16	Capital Group Equity Exchange-Traded Funds

Capital Group Global Growth Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Starbucks Corp.	443,072	$37,196
discretionary	Sanrio Co., Ltd.	804,900	35,475
(continued)	Home Depot, Inc.	81,897	30,162
	Flutter Entertainment PLC (a)	111,208	28,102

			841,205

Health care	Eli Lilly and Co.	152,275	112,329
9.72%	Vertex Pharmaceuticals, Inc. (a)	187,256	82,776
	Novo Nordisk AS, Class B	862,616	59,563
	Argenx SE (ADR) (a)	79,493	45,570
	Sanofi	434,596	43,188
	Thermo Fisher Scientific, Inc.	100,581	40,516
	Regeneron Pharmaceuticals, Inc.	70,900	34,761
	Pfizer, Inc.	1,367,302	32,118
	Cigna Group (The)	96,940	30,695
	Alnylam Pharmaceuticals, Inc. (a)	100,720	30,675
	Centene Corp. (a)	510,645	28,821
	UnitedHealth Group, Inc.	80,491	24,301

			565,313

Communication	Alphabet, Inc., Class A	746,654	128,230
services	Meta Platforms, Inc., Class A	186,009	120,439
5.86%	Publicis Groupe SA	355,230	38,673
	Spotify Technology SA (a)	43,342	28,828
	Bharti Airtel, Ltd.	1,126,679	24,439

			340,609

Consumer	British American Tobacco PLC	931,833	41,859
staples	Philip Morris International, Inc.	219,859	39,704
4.27%	Monster Beverage Corp. (a)	608,238	38,897
	Nestle SA	352,604	37,574
	Costco Wholesale Corp.	34,369	35,750
	Dollar General Corp.	283,652	27,585
	Carrefour SA, non-registered shares (b)	1,814,736	27,127

			248,496

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	2,396,868	72,779
2.42%	Reliance Industries, Ltd.	2,059,749	34,200
	Schlumberger NV	1,026,082	33,912

			140,891

Materials	Linde PLC	178,599	83,509
1.75%	First Quantum Minerals, Ltd. (a)	1,221,888	18,101

			101,610

	Total common stocks (cost: $4,792,310,000)		5,644,993

Preferred securities 0.98%
Information technology 0.98%	Samsung Electronics Co., Ltd., nonvoting preferred shares	1,703,313	56,913

	Total preferred securities (cost: $69,601,000)		56,913

Capital Group Equity Exchange-Traded Funds	17

Capital Group Global Growth Equity ETF (continued)

Short-term securities 2.13%	Shares	Value (000)
Money market investments 0.01%
Capital Group Central Cash Fund 4.29%(c)(d)	7,142	$714

Money market investments purchased with collateral from securities on loan 0.13%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.24% (c)(e)		7,936,814	$7,937

	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 1.13%
DNB Bank ASA 6/6/2025 (f)	3.096%	USD41,600	41,565
Mizuho Bank, Ltd. 6/6/2025 (f)	3.915	9,000	8,993
Nestle Finance International, Ltd. 6/18/2025 (f)	4.221	15,000	14,966

			65,524

Bonds & notes of governments & government agencies outside the U.S. 0.86%
Ontario (Province of) 6/18/2025	4.270	50,000	49,886

Total short-term securities (cost: $124,085,000)			124,061

Total investment securities 100.19% (cost: $4,985,996,000)			5,825,967
Other assets less liabilities (0.19)%			(11,021)

Net assets 100.00%			$5,814,946

Investments in affiliates(d)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 0.01%

Money market investments 0.01%

Capital Group Central Cash Fund 4.29% (c)	$64,195	$946,342	$1,009,816	$6	$(13)	$714	$4,377

(a)	Security did not produce income during the last 12 months.
(b)

All or a portion of this security was on loan. The total value of all such securities was $8,325,000, which represented 0.14% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

(c)	Rate represents the seven-day yield at 5/31/2025.
(d)	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $65,524,000, which represented 1.13% of the net assets of the fund.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

18	Capital Group Equity Exchange-Traded Funds

Capital Group Growth ETF

Investment portfolio May 31, 2025

Common stocks 96.57%		Shares	Value (000)
Information	Microsoft Corp.	1,319,964	$607,659
technology	NVIDIA Corp.	4,260,239	575,686
25.71%	Broadcom, Inc.	2,088,942	505,670
	Shopify, Inc., Class A, subordinate voting shares (a)	1,907,989	204,575
	Cloudflare, Inc., Class A (a)	1,226,281	203,428
	MicroStrategy, Inc., Class A (a)	386,508	142,645
	Apple, Inc.	654,728	131,502
	Micron Technology, Inc.	1,344,582	127,009
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	633,992	122,563
	Salesforce, Inc.	374,092	99,273
	Adobe, Inc. (a)	200,576	83,257
	Constellation Software, Inc.	18,585	67,384
	Synopsys, Inc. (a)	135,876	63,044
	Motorola Solutions, Inc.	147,769	61,380
	SK hynix, Inc.	292,498	43,354
	Unity Software, Inc. (a)	1,572,806	41,019
	ASML Holding NV (ADR)	47,046	34,662
	AppLovin Corp., Class A (a)	70,792	27,821

			3,141,931

Communication	Meta Platforms, Inc., Class A	1,651,476	1,069,314
services	Netflix, Inc. (a)	447,641	540,406
18.82%	Alphabet, Inc., Class C	1,798,980	310,954
	Alphabet, Inc., Class A	1,278,208	219,519
	Charter Communications, Inc., Class A (a)	240,064	95,130
	Snap, Inc., Class A, nonvoting shares (a)	7,871,513	64,940

			2,300,263

Consumer	Tesla, Inc. (a)	1,922,399	666,034
discretionary	Amazon.com, Inc. (a)	1,557,320	319,266
14.59%	Royal Caribbean Cruises, Ltd.	639,422	164,312
	DoorDash, Inc., Class A (a)	489,713	102,179
	Hermes International	24,804	68,382
	Home Depot, Inc.	147,086	54,170
	Airbnb, Inc., Class A (a)	413,827	53,384
	NIKE, Inc., Class B	864,947	52,407
	Tractor Supply Co.	1,072,814	51,924
	Aramark	1,248,208	50,552
	Chipotle Mexican Grill, Inc. (a)	802,319	40,180
	Amadeus IT Group SA, Class A, non-registered shares	480,123	40,004
	Norwegian Cruise Line Holdings, Ltd. (a)	1,950,807	34,432
	Booking Holdings, Inc.	5,898	32,551
	D.R. Horton, Inc.	266,788	31,497
	Starbucks Corp.	265,925	22,324

			1,783,598

Health care	Intuitive Surgical, Inc. (a)	531,887	293,782
11.88%	Eli Lilly and Co.	253,389	186,917
	Vertex Pharmaceuticals, Inc. (a)	381,956	168,844
	Alnylam Pharmaceuticals, Inc. (a)	456,398	139,001
	UnitedHealth Group, Inc.	323,721	97,735
	Boston Scientific Corp. (a)	870,343	91,612
	HCA Healthcare, Inc.	195,468	74,550
	Regeneron Pharmaceuticals, Inc.	143,698	70,452
	Thermo Fisher Scientific, Inc.	159,570	64,278
	Abbott Laboratories	292,893	39,125
	Bristol-Myers Squibb Co.	769,619	37,157
	Illumina, Inc. (a)	438,585	36,069
	Danaher Corp.	173,685	32,983
	Mettler-Toledo International, Inc. (a)	27,234	31,469
	Hims & Hers Health, Inc., Class A (a)	550,430	31,132

Capital Group Equity Exchange-Traded Funds	19

Capital Group Growth ETF (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Guardant Health, Inc. (a)	565,113	$22,955
(continued)	Ascendis Pharma AS (ADR) (a)	137,278	22,354
	NovoCure, Ltd. (a)	601,399	11,493

			1,451,908

Industrials	General Electric Co.	638,848	157,099
10.47%	TransDigm Group, Inc.	89,373	131,238
	Quanta Services, Inc.	277,347	95,008
	Uber Technologies, Inc. (a)	1,025,171	86,278
	GE Vernova, Inc.	168,774	79,827
	Ingersoll-Rand, Inc.	910,551	74,337
	Axon Enterprise, Inc. (a)	99,045	74,320
	Carrier Global Corp.	929,653	66,191
	Equifax, Inc.	241,688	63,852
	ATI, Inc. (a)	770,644	61,374
	Dayforce, Inc. (a)	991,558	58,581
	United Airlines Holdings, Inc. (a)	676,546	53,748
	United Rentals, Inc.	66,249	46,930
	Boeing Co. (The) (a)	221,475	45,916
	Airbus SE, non-registered shares	244,578	45,011
	Ryanair Holdings PLC (ADR)	743,272	41,326
	FTAI Aviation, Ltd.	325,936	38,183
	Old Dominion Freight Line, Inc.	196,249	31,433
	Northrop Grumman Corp.	61,243	29,689

			1,280,341

Financials	Visa, Inc., Class A	899,994	328,669
8.32%	Bank of America Corp.	2,686,364	118,549
	Mastercard, Inc., Class A	189,966	111,244
	KKR & Co., Inc.	823,831	100,063
	Fiserv, Inc. (a)	586,415	95,462
	Toast, Inc., Class A (a)	2,011,070	84,827
	Apollo Asset Management, Inc.	461,584	60,324
	Affirm Holdings, Inc., Class A (a)	984,584	51,100
	Blackstone, Inc.	257,939	35,792
	Progressive Corp.	110,616	31,518

			1,017,548

Energy	EOG Resources, Inc.	662,286	71,904
2.17%	Schlumberger NV	1,866,407	61,685
	Halliburton Co.	2,620,322	51,332
	Canadian Natural Resources, Ltd. (CAD denominated)	1,677,887	50,947
	Cenovus Energy, Inc.	2,216,688	29,204

			265,072

Consumer	Performance Food Group Co. (a)	1,078,357	96,578
staples	Costco Wholesale Corp.	82,864	86,193

1.50%			182,771

Materials	Wheaton Precious Metals Corp.	1,209,451	104,920
1.36%	Grupo Mexico, SAB de CV, Series B	7,016,393	38,468
	Albemarle Corp.	408,477	22,777

			166,165

Utilities	Constellation Energy Corp.	251,434	76,977
0.96%	PG&E Corp.	2,425,366	40,940

			117,917

20	Capital Group Equity Exchange-Traded Funds

Capital Group Growth ETF (continued)

Common stocks (continued)		Shares		Value (000)
Real estate	CoStar Group, Inc. (a)	811,207		$59,672
0.79%	Zillow Group, Inc., Class C, nonvoting shares (a)	546,25	2	36,659

				96,331

	Total common stocks (cost: $9,643,131,000)			11,803,845

Rights & warrants 0.00%
Information technology	Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	4,185		— (c)

0.00%

Short-term securities 3.44%
Money market investments 3.44%
	Capital Group Central Cash Fund 4.29% (d)(e)	4,199,924		419,993

	Total short-term securities (cost: $419,964,000)			419,993

	Total investment securities 100.01% (cost: $10,063,095,000)			12,223,838
	Other assets less liabilities (0.01)%			(1,139)

	Net assets 100.00%			$12,222,699

Investments in affiliates(e)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 3.44%

Money market investments 3.44%

Capital Group Central Cash Fund 4.29%(d)	$114,011	$1,512,595	$1,206,589	$(3	4)	$10	$419,993	$5,2770

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Rate represents the seven-day yield at 5/31/2025.
(e)	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	21

Capital Group International Core Equity ETF

Investment portfolio May 31, 2025

Common stocks 97.42%		Shares	Value (000)
Financials	UniCredit SpA	53,601	$3,442
23.95%	AXA SA	68,233	3,216
	Zurich Insurance Group AG	4,138	2,902
	Societe Generale	53,368	2,900
	DBS Group Holdings, Ltd.	75,900	2,632
	Deutsche Bank AG	89,160	2,466
	HSBC Holdings PLC	170,413	2,005
	Skandinaviska Enskilda Banken AB, Class A	118,189	1,972
	CaixaBank, SA, non-registered shares	220,153	1,872
	KB Financial Group, Inc.	24,442	1,848
	Bank Hapoalim BM	104,525	1,752
	Banco Bilbao Vizcaya Argentaria, SA	110,483	1,657
	HDFC Bank, Ltd. (a)	71,355	1,622
	Euronext NV	9,710	1,581
	NatWest Group PLC	214,998	1,520
	Prudential PLC	128,833	1,466
	Hana Financial Group, Inc.	27,045	1,425
	PICC Property and Casualty Co., Ltd., Class H	738,000	1,406
	Banco Santander, SA	156,135	1,246
	Kotak Mahindra Bank, Ltd.	50,287	1,219
	Resona Holdings, Inc.	136,300	1,212
	London Stock Exchange Group PLC	7,936	1,206
	3i Group PLC	19,527	1,071
	Edenred SA	31,228	975
	Ping An Insurance (Group) Company of China, Ltd., Class H	164,000	965
	Aon PLC, Class A	2,593	965
	Tryg A/S	33,621	864
	Tokio Marine Holdings, Inc.	19,900	845
	AIA Group, Ltd.	98,400	824
	Hiscox, Ltd.	47,137	801
	CVC Capital Partners PLC	42,001	781
	Mizuho Financial Group, Inc.	27,200	756
	Hong Kong Exchanges and Clearing, Ltd.	14,000	707
	ICICI Bank, Ltd. (ADR)	19,456	666
	Pluxee NV	25,068	564
	Grupo Financiero Banorte, SAB de CV, Series O	50,917	450
	Discovery, Ltd.	2,314	28

			53,829

Industrials	BAE Systems PLC	237,278	6,079
16.72%	Ryanair Holdings PLC (ADR)	51,973	2,890
	Airbus SE, non-registered shares	14,948	2,751
	Rheinmetall AG, non-registered shares	1,020	2,183
	Siemens AG	7,995	1,923
	ITOCHU Corp.	33,500	1,802
	ABB, Ltd.	31,859	1,802
	Safran SA	5,842	1,734
	Hitachi, Ltd.	60,900	1,712
	Motiva Infraestrutura de Mobilidade SA	573,565	1,352
	Diploma PLC	19,315	1,219
	Epiroc AB, Class A	53,946	1,207
	Canadian National Railway Co. (CAD denominated)	10,716	1,126
	SMC Corp.	2,900	1,091
	RELX PLC	18,596	1,001
	Volvo AB, Class B	31,868	884
	ASSA ABLOY AB, Class B	27,471	871
	Copa Holdings, SA, Class A	7,533	812
	DSV A/S	3,204	755
	Deutsche Post AG	16,283	728
	Mitsui & Co., Ltd.	32,400	682
	SPIE SA	11,557	587
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	23,691	545
	Deutsche Lufthansa AG	59,506	476

22	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Wizz Air Holdings PLC (a)	19,734	$424
(continued)	TFI International, Inc.	3,787	327
	Daikin Industries, Ltd.	2,700	311
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	30,900	292

			37,566

Information	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	40,995	7,925
technology	ASML Holding NV	5,094	3,782
10.40%	MediaTek, Inc.	54,000	2,270
	Samsung Electronics Co., Ltd.	45,948	1,872
	Broadcom, Inc.	5,740	1,389
	SAP SE	4,376	1,321
	Sage Group PLC (The)	69,685	1,145
	NEC Corp.	39,900	1,050
	Fujitsu, Ltd.	32,300	745
	Capgemini SE	4,001	664
	ASM International NV	1,156	630
	SK hynix, Inc.	3,969	588

			23,381

Consumer	British American Tobacco PLC	87,901	3,949
staples	Philip Morris International, Inc.	18,544	3,349
9.66%	Nestle SA	30,280	3,227
	Imperial Brands PLC	57,126	2,163
	Carlsberg A/S, Class B	11,280	1,612
	Pernod Ricard SA	12,382	1,280
	Arca Continental, SAB de CV	110,283	1,213
	L’Oreal SA, non-registered shares	2,578	1,090
	KT&G Corp.	11,771	1,025
	Carrefour SA, non-registered shares	63,742	953
	Anheuser-Busch InBev SA/NV	12,043	848
	Tsingtao Brewery Co., Ltd., Class H	84,000	583
	Ocado Group PLC (a)	118,655	421

			21,713

Consumer	Industria de Diseno Textil, SA	58,705	3,181
discretionary	Renault SA	42,513	2,191
9.18%	Trip.com Group, Ltd. (ADR)	31,203	1,955
	LVMH Moet Hennessy-Louis Vuitton SE	3,158	1,715
	Prosus NV, Class N	33,004	1,694
	MGM China Holdings, Ltd.	879,200	1,249
	Midea Group Co., Ltd., Class A (a)	93,100	1,023
	Amadeus IT Group SA, Class A, non-registered shares	11,342	945
	B&M European Value Retail SA	163,655	754
	Wynn Macau, Ltd.	1,087,200	732
	Restaurant Brands International, Inc. (CAD denominated)	9,779	698
	Suzuki Motor Corp.	54,000	695
	Evolution AB	9,538	655
	Entain PLC	61,051	617
	Paltac Corp.	19,900	579
	Hyundai Motor Co.	3,814	512
	InterContinental Hotels Group PLC	3,787	433
	Meituan, Class B (a)	20,700	364
	H World Group, Ltd. (ADR)	9,392	331
	Nitori Holdings Co., Ltd.	3,000	300

			20,623

Communication	Koninklijke KPN NV	672,067	3,158
services	Publicis Groupe SA	20,284	2,208
7.57%	Tencent Holdings, Ltd.	29,800	1,893

Capital Group Equity Exchange-Traded Funds	23

Capital Group International Core Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Communication	Singapore Telecommunications, Ltd.	625,200	$1,847
services	Deutsche Telekom AG	35,817	1,354
(continued)	Bharti Airtel, Ltd.	54,973	1,193
	America Movil, SAB de CV, Class B (ADR)	53,734	908
	Indus Towers, Ltd. (a)	193,676	870
	BT Group PLC	356,964	863
	MTN Group, Ltd.	122,614	852
	KANZHUN, Ltd., Class A (ADR) (a)	49,549	840
	HYBE Co., Ltd.	2,765	533
	NetEase, Inc.	20,200	491

			17,010

Health care	AstraZeneca PLC	26,681	3,854
6.14%	Sanofi	35,976	3,575
	EssilorLuxottica SA	9,127	2,536
	Novo Nordisk AS, Class B	29,410	2,031
	Chugai Pharmaceutical Co., Ltd.	13,500	711
	Bayer AG	21,448	602
	Grifols, SA, Class B (ADR) (a)	58,517	486

			13,795

Materials	Barrick Mining Corp.	93,347	1,789
5.36%	Linde PLC	3,513	1,643
	Glencore PLC (a)	346,827	1,324
	BASF SE	22,433	1,080
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	8,679	1,023
	Air Liquide SA	4,360	903
	Holcim, Ltd.	7,315	809
	Rio Tinto PLC	13,310	790
	Shin-Etsu Chemical Co., Ltd.	24,100	777
	Vale SA (ADR), ordinary nominative shares	80,436	734
	Nutrien, Ltd.	11,662	689
	Anhui Conch Cement Co., Ltd., Class H	184,500	481

			12,042

Energy	TotalEnergies SE	76,381	4,480
4.64%	Canadian Natural Resources, Ltd. (CAD denominated)	48,798	1,482
	Cameco Corp.	22,456	1,315
	Shell PLC	38,709	1,277
	BP PLC	192,605	934
	TC Energy Corp. (CAD denominated)	11,970	607
	Schlumberger NV	9,871	326

			10,421

Utilities	Engie SA	91,164	1,965
2.12%	Brookfield Infrastructure Partners, LP	29,069	963
	Iberdrola, SA, non-registered shares	50,943	930
	SSE PLC	38,409	911

			4,769

Real estate	Mitsubishi Estate Co., Ltd.	58,000	1,065
1.68%	CK Asset Holdings, Ltd.	207,500	860
	Embassy Office Parks REIT	192,121	856
	Prologis Property Mexico, SA de CV, REIT	148,277	568
	Link REIT	81,200	431

			3,780

	Total common stocks (cost: $202,306,000)		218,929

24	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (continued)

Short-term securities 2.98%	Shares	Value (000)

Money market investments 2.98%
Capital Group Central Cash Fund 4.29% (b)(c)	66,964	$6,696

Total short-term securities (cost: $6,696,000)		6,696

Total investment securities 100.40% (cost: $209,002,000)		225,625
Other assets less liabilities (0.40)%		(899)

Net assets 100.00%		$224,726

Investments in affiliates(c)

	Value at 6/25/2024 (000)	(d)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)		Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 2.98%

Money market investments 2.98%

Capital Group Central Cash Fund 4.29% (b)	$—		$30,073	$23,376	$(1)	$—	(e)	$6,696	$92

(a)Security did not produce income during the last 12 months.

(b)Rate represents the seven-day yield at 5/31/2025.

(c)Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

(d)Commencement of operations.

(e)Amount less than one thousand.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	25

Capital Group International Equity ETF

Investment portfolio May 31, 2025

Common stocks 95.03%		Shares	Value (000)
Industrials	Safran SA	76,512	$22,709
25.06%	Rolls-Royce Holdings PLC	1,583,374	18,479
	ABB, Ltd.	217,564	12,303
	Epiroc AB, Class A	535,161	11,974
	Airbus SE, non-registered shares	64,928	11,949
	DSV A/S	49,238	11,601
	RELX PLC	206,160	11,094
	BAE Systems PLC	403,933	10,349
	Mitsubishi Corp.	475,100	9,690
	Hitachi, Ltd.	323,000	9,082
	ITOCHU Corp.	159,400	8,574
	Canadian National Railway Co.	77,384	8,121
	SMC Corp.	18,500	6,962
	Rheinmetall AG, non-registered shares	2,948	6,310
	MTU Aero Engines AG	15,449	6,148
	Recruit Holdings Co., Ltd.	64,400	3,889

			169,234

Financials	London Stock Exchange Group PLC	114,002	17,318
17.96%	DBS Group Holdings, Ltd.	361,400	12,531
	UniCredit SpA	187,983	12,072
	NatWest Group PLC	1,658,357	11,722
	Hong Kong Exchanges and Clearing, Ltd.	222,100	11,211
	Skandinaviska Enskilda Banken AB, Class A	653,162	10,897
	Deutsche Bank AG	352,529	9,751
	Euronext NV	58,107	9,461
	Munchener Ruckversicherungs-Gesellschaft AG	13,196	8,562
	AIA Group, Ltd.	824,400	6,902
	Resona Holdings, Inc.	685,900	6,099
	Partners Group Holding AG	3,574	4,786

			121,312

Information	SAP SE	75,459	22,782
technology	ASML Holding NV	19,283	14,317
14.71%	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	64,781	12,524
	Keyence Corp.	19,600	8,273
	Nomura Research Institute, Ltd.	211,100	8,183
	Halma PLC	195,648	7,660
	OBIC Co., Ltd.	172,700	6,321
	Tokyo Electron, Ltd.	38,800	6,202
	Capgemini SE	30,078	4,995
	TDK Corp.	420,400	4,675
	Shopify, Inc., Class A, subordinate voting shares (a)	32,248	3,458

			99,390

Health care	AstraZeneca PLC	118,482	17,113
9.91%	EssilorLuxottica SA	48,686	13,527
	Novo Nordisk AS, Class B	178,287	12,311
	Daiichi Sankyo Co., Ltd.	310,100	8,280
	Chugai Pharmaceutical Co., Ltd.	144,600	7,620
	HOYA Corp.	45,000	5,352
	BeOne Medicines, Ltd. (ADR) (a)	11,117	2,730

			66,933

Consumer	L’Oreal SA, non-registered shares	28,616	12,100
staples	Nestle SA	100,846	10,746
8.73%	Imperial Brands PLC	252,573	9,563
	British American Tobacco PLC	167,185	7,510
	Danone SA	85,873	7,336
	Anheuser-Busch InBev SA/NV	99,525	7,011

26	Capital Group Equity Exchange-Traded Funds

Capital Group International Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)	Carlsberg A/S, Class B	33,128	$4,736

			59,002

Consumer	Amadeus IT Group SA, Class A, non-registered shares	166,227	13,850
discretionary	Industria de Diseno Textil, SA	197,723	10,713
7.79%	MercadoLibre, Inc. (a)	4,029	10,328
	LVMH Moet Hennessy-Louis Vuitton SE	12,395	6,731
	Ferrari NV	11,785	5,639
	Hermes International	1,956	5,392

			52,653

Materials	Sika AG	36,652	9,784
4.93%	Air Liquide SA	43,958	9,104
	Givaudan SA	1,558	7,815
	Shin-Etsu Chemical Co., Ltd.	204,100	6,583

			33,286

Communication	Nintendo Co., Ltd.	83,300	6,851
services	Tencent Holdings, Ltd.	96,500	6,132
2.32%	Spotify Technology SA (a)	4,001	2,661

			15,644

Energy	TotalEnergies SE	164,522	9,651
2.09%	BP PLC	920,213	4,460

			14,111

Utilities	Engie SA	478,529	10,315

1.53%	Total common stocks (cost: $565,002,000)		641,880

Short-term securities 4.73%
Money market investments 4.73%
	Capital Group Central Cash Fund 4.29% (b)(c)	319,212	31,921

	Total short-term securities (cost: $31,919,000)		31,921

	Total investment securities 99.76% (cost: $596,921,000)		673,801
	Other assets less liabilities 0.24%		1,623

	Net assets 100.00%		$675,424

Investments in affiliates(c)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 4.73%

Money market investments 4.73%

Capital Group Central Cash Fund 4.29% (b)	$6,033	$77,118	$51,227	$(4)	$1	$31,921	$536

Capital Group Equity Exchange-Traded Funds	27

Capital Group International Equity ETF (continued)

(a)Security	did not produce income during the last 12 months.
(b)Rate	represents the seven-day yield at 5/31/2025.
(c)Part	of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

Refer to the notes to financial statements.

28	Capital Group Equity Exchange-Traded Funds

Capital Group International Focus Equity ETF

Investment portfolio May 31, 2025

Common stocks 94.80%		Shares	Value (000)
Industrials	Airbus SE, non-registered shares	687,251	$126,477
19.24%	Recruit Holdings Co., Ltd.	1,406,100	84,906
	Rolls-Royce Holdings PLC	5,492,223	64,098
	Siemens AG	250,874	60,332
	MTU Aero Engines AG	135,325	53,856
	Techtronic Industries Co., Ltd.	4,537,000	50,832
	Diploma PLC	705,286	44,530
	Volvo AB, Class B	1,530,146	42,440
	Melrose Industries PLC	6,024,062	37,993
	Schneider Electric SE	108,882	27,366
	Daikin Industries, Ltd.	215,000	24,780
	Safran SA	79,369	23,557
	SMC Corp.	49,700	18,703
	Shenzhen Inovance Technology Co., Ltd., Class A (a)	1,813,331	16,577
	Localiza Rent a Car SA, ordinary nominative shares	1,955,282	14,686
	Ashtead Group PLC	247,241	14,441

			705,574

Financials	Banco Bilbao Vizcaya Argentaria, SA	7,002,716	105,036
15.67%	Standard Chartered PLC	5,733,832	89,461
	Nu Holdings, Ltd., Class A (a)	6,270,958	75,314
	NatWest Group PLC	9,800,551	69,272
	KB Financial Group, Inc.	790,578	59,765
	ING Groep NV	2,745,207	58,227
	3i Group PLC	904,387	49,618
	Mizuho Financial Group, Inc.	1,278,200	35,549
	Ping An Insurance (Group) Company of China, Ltd., Class A	4,393,650	32,532

			574,774

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	4,093,000	132,070
technology	SAP SE	301,406	90,999
11.45%	ASML Holding NV	73,877	54,851
	SK hynix, Inc.	310,962	46,091
	Tokyo Electron, Ltd.	169,500	27,093
	Constellation Software, Inc.	6,840	24,800
	Shopify, Inc., Class A, subordinate voting shares (a)	227,334	24,375
	Keyence Corp.	46,300	19,544

			419,823

Health care	Novo Nordisk AS, Class B	1,502,628	103,754
9.86%	Daiichi Sankyo Co., Ltd.	3,850,300	102,803
	Sanofi	860,715	85,533
	Eurofins Scientific SE, non-registered shares	411,910	27,473
	Zealand Pharma AS (a)	320,792	22,143
	AstraZeneca PLC	137,844	19,910

			361,616

Consumer	adidas AG	249,957	62,297
discretionary	MercadoLibre, Inc. (a)	24,078	61,719
9.31%	Trip.com Group, Ltd.	751,679	47,357
	Flutter Entertainment PLC (a)	151,936	38,394
	Ferrari NV	77,610	37,135
	Maruti Suzuki India, Ltd.	238,100	34,276
	Compagnie Financiere Richemont SA, Class A	177,550	33,407
	Stellantis NV	2,640,009	26,873

			341,458

Capital Group Equity Exchange-Traded Funds	29

Capital Group International Focus Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	British American Tobacco PLC (ADR)	1,418,300	$64,107
staples	Danone SA	666,032	56,900
8.05%	Nestle SA	517,258	55,120
	Ajinomoto Co., Inc.	1,772,000	44,480
	JBS SA	6,251,054	43,848
	Kweichow Moutai Co., Ltd., Class A	79,800	16,879
	Treasury Wine Estates, Ltd.	2,536,759	13,801

			295,135

Communication	Bharti Airtel, Ltd.	3,491,540	75,735
services	Deutsche Telekom AG	1,709,128	64,584
7.74%	Tencent Holdings, Ltd.	872,200	55,417
	Universal Music Group NV	1,311,024	41,919
	Sea, Ltd., Class A (ADR) (a)	186,567	29,920
	Singapore Telecommunications, Ltd.	5,484,400	16,201

			283,776

Materials	First Quantum Minerals, Ltd. (a)	6,678,778	98,939
6.83%	Ivanhoe Mines, Ltd., Class A (a)	5,235,963	40,557
	Rio Tinto PLC	673,970	39,973
	Shin-Etsu Chemical Co., Ltd.	1,128,200	36,388
	Anglo American PLC	1,161,886	34,519

			250,376

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	3,011,467	91,440
5.84%	Reliance Industries, Ltd.	5,505,706	91,417
	Cenovus Energy, Inc.	2,386,401	31,440

			214,297

Utilities	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary
0.81%	nominative shares	746,296	15,316
	Gulf Development PCL (a)	10,562,967	14,480

			29,796

	Total common stocks (cost: $2,998,215,000)		3,476,625

Short-term securities 3.82%
Money market investments 3.82%
	Capital Group Central Cash Fund 4.29% (b)(c)	1,400,813	140,081

	Total short-term securities (cost: $140,071,000)		140,081

	Total investment securities 98.62% (cost: $3,138,286,000)		3,616,706
	Other assets less liabilities 1.38%		50,780

	Net assets 100.00%		$3,667,486

Investments in affiliates(c)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 3.82%

Money market investments 3.82%

Capital Group Central Cash Fund 4.29% (b)	$38,033	$1,008,996	$906,945	$(5)	$2	$140,081	$4,703

30	Capital Group Equity Exchange-Traded Funds

Capital Group International Focus Equity ETF (continued)

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 5/31/2025.
(c)	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	31

Capital Group New Geography Equity ETF

Investment portfolio May 31, 2025

Common stocks 96.02%		Shares	Value (000)
Financials	Banco Bilbao Vizcaya Argentaria, SA	473,889	$7,108
21.30%	Mastercard, Inc., Class A	10,353	6,063
	Nu Holdings, Ltd., Class A (a)	475,802	5,714
	Kotak Mahindra Bank, Ltd.	146,302	3,547
	AIA Group, Ltd.	417,400	3,495
	HDFC Bank, Ltd. (a)	149,046	3,387
	Capitec Bank Holdings, Ltd.	16,992	3,257
	UniCredit SpA	49,358	3,170
	XP, Inc., Class A	142,016	2,749
	Eurobank Ergasias Services and Holdings SA	874,700	2,694
	Bank Central Asia Tbk PT	4,589,900	2,649
	PB Fintech, Ltd. (a)	110,249	2,270
	KB Financial Group, Inc.	28,802	2,177
	Bank Mandiri (Persero) Tbk PT	6,461,100	2,102
	National Bank of Greece SA	175,965	2,098
	Hana Financial Group, Inc.	33,398	1,760
	Standard Chartered PLC	108,838	1,698
	Cholamandalam Investment and Finance Co., Ltd.	87,379	1,635
	Shriram Finance, Ltd.	216,694	1,619
	ICICI Bank, Ltd. (ADR)	47,059	1,611
	Visa, Inc., Class A	4,369	1,596
	Bank of the Philippine Islands	637,970	1,590
	Brookfield Corp., Class A	27,384	1,581
	S&P Global, Inc.	3,080	1,580
	Discovery, Ltd.	125,249	1,519
	PICC Property and Casualty Co., Ltd., Class H	770,000	1,467
	Al Rajhi Banking and Investment Corp., non-registered shares	59,158	1,436
	Hong Kong Exchanges and Clearing, Ltd.	27,900	1,408
	B3 SA - Brasil, Bolsa, Balcao	561,830	1,370
	Grupo Financiero Banorte, SAB de CV, Series O	150,056	1,326
	AU Small Finance Bank, Ltd.	148,032	1,199
	Banco BTG Pactual SA, units	167,111	1,156
	Samsung Fire & Marine Insurance Co., Ltd.	3,930	1,152
	China Merchants Bank Co., Ltd., Class H	181,000	1,129
	Bajaj Finance, Ltd.	10,343	1,110
	HSBC Holdings PLC	92,590	1,089
	Abu Dhabi Islamic Bank PJSC	206,289	1,077
	Emirates NBD Bank PJSC	156,525	955
	Woori Financial Group, Inc.	67,306	940
	Canara Bank	695,852	933
	Axis Bank, Ltd.	66,249	923
	BSE, Ltd.	28,839	901
	Aon PLC, Class A	2,374	883
	Banco Santander, SA	108,498	866
	Commercial International Bank—Egypt (CIB) SAE (GDR)	384,743	848
	Bajaj Finserv, Ltd.	27,901	658
	Ping An Insurance (Group) Company of China, Ltd., Class H	108,500	639
	Futu Holdings, Ltd. (ADR)	4,002	408

			92,542

Information	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	143,133	27,671
technology	Microsoft Corp.	23,950	11,026
17.71%	Broadcom, Inc.	30,284	7,331
	SK hynix, Inc.	45,102	6,685
	ASML Holding NV	4,517	3,354
	ASML Holding NV (ADR)	1,012	745
	NVIDIA Corp.	27,321	3,692
	Apple, Inc.	11,561	2,322
	Synopsys, Inc. (a)	4,208	1,952
	Cloudflare, Inc., Class A (a)	11,612	1,926
	SAP SE	5,656	1,708
	Capgemini SE	9,117	1,514
	Keyence Corp.	3,300	1,393

32	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Information	MediaTek, Inc.	24,000	$1,009
technology	Coforge, Ltd.	8,032	803
(continued)	Tokyo Electron, Ltd.	4,800	767
	eMemory Technology, Inc.	9,000	722
	E Ink Holdings, Inc.	99,000	700
	Samsung Electronics Co., Ltd.	17,189	700
	Globant SA (a)	5,117	502
	Advantech Co., Ltd.	38,000	434

			76,956

Consumer	MercadoLibre, Inc. (a)	4,656	11,935
discretionary	Trip.com Group, Ltd. (ADR)	62,175	3,896
12.48%	Trip.com Group, Ltd.	40,400	2,545
	LVMH Moet Hennessy-Louis Vuitton SE	6,968	3,784
	Midea Group Co., Ltd., Class A (a)	342,800	3,766
	BYD Co., Ltd., Class H	40,500	2,029
	BYD Co., Ltd., Class A	30,200	1,478
	Meituan, Class B (a)	149,900	2,638
	Eicher Motors, Ltd.	41,597	2,593
	Galaxy Entertainment Group, Ltd.	494,000	2,104
	H World Group, Ltd. (ADR)	54,867	1,935
	Jumbo SA	55,882	1,816
	TVS Motor Co., Ltd.	52,975	1,721
	Compagnie Financiere Richemont SA, Class A	7,330	1,379
	Alibaba Group Holding, Ltd. (ADR)	11,960	1,362
	Titan Co., Ltd.	31,832	1,322
	adidas AG	4,231	1,055
	Ferrari NV	2,015	964
	Naspers, Ltd., Class N	3,060	879
	Maruti Suzuki India, Ltd.	5,822	838
	Sands China, Ltd.	398,400	783
	YUM! Brands, Inc.	4,734	681
	Shenzhou International Group Holdings, Ltd.	86,900	633
	Amadeus IT Group SA, Class A, non-registered shares	7,135	595
	PDD Holdings, Inc. (ADR) (a)	5,654	546
	Industria de Diseno Textil, SA	9,075	492
	Li Ning Co., Ltd.	234,500	448

			54,217

Industrials	Airbus SE, non-registered shares	34,043	6,265
11.25%	Rolls-Royce Holdings PLC	317,314	3,703
	Safran SA	10,020	2,974
	Rumo SA (a)	872,297	2,870
	Copa Holdings, SA, Class A	21,863	2,356
	General Electric Co.	8,928	2,196
	Shenzhen Inovance Technology Co., Ltd., Class A (a)	237,200	2,168
	Techtronic Industries Co., Ltd.	189,500	2,123
	BAE Systems PLC	73,619	1,886
	Leonardo SpA	29,522	1,818
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	69,473	1,597
	LS Electric Co., Ltd.	8,328	1,524
	International Container Terminal Services, Inc.	197,350	1,450
	Motiva Infraestrutura de Mobilidade SA	577,941	1,362
	Mitsubishi Heavy Industries, Ltd.	57,600	1,342
	Larsen & Toubro, Ltd.	30,629	1,315
	Contemporary Amperex Technology Co., Ltd., Class A	36,000	1,251
	Hitachi, Ltd.	41,700	1,173
	Uber Technologies, Inc. (a)	13,622	1,147
	Localiza Rent a Car SA, ordinary nominative shares	148,107	1,113
	Siemens AG	3,839	923
	Carrier Global Corp.	12,760	909
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	87,500	828

Capital Group Equity Exchange-Traded Funds	33

Capital Group New Geography Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Weichai Power Co., Ltd., Class A	391,700	$819
(continued)	Airports of Thailand PCL, foreign registered shares	716,900	726
	Daikin Industries, Ltd.	6,100	703
	Wizz Air Holdings PLC (a)	32,675	703
	IMCD NV	4,403	597
	DSV A/S	2,425	571
	InPost SA (a)	29,501	485

			48,897

Communication	Tencent Holdings, Ltd.	126,400	8,031
services	Meta Platforms, Inc., Class A	12,338	7,989
10.16%	Bharti Airtel, Ltd.	266,088	5,772
	Alphabet, Inc., Class A	14,778	2,538
	Alphabet, Inc., Class C	9,973	1,724
	NetEase, Inc.	96,100	2,337
	NetEase, Inc. (ADR)	11,212	1,365
	KANZHUN, Ltd., Class A (ADR) (a)	175,695	2,980
	Netflix, Inc. (a)	1,669	2,015
	Tencent Music Entertainment Group, Class A (ADR)	102,768	1,730
	MTN Group, Ltd.	248,168	1,725
	America Movil, SAB de CV, Class B (ADR)	91,000	1,538
	KT Corp. (ADR)	64,591	1,215
	True Corp. PCL, foreign registered shares (a)	1,278,500	487
	True Corp. PCL, nonvoting depository receipts (a)	1,116,000	425
	Telkom Indonesia (Persero) Tbk PT, Class B (a)	4,698,800	813
	Indus Towers, Ltd. (a)	165,611	743
	TIM SA	212,383	724

			44,151

Health care	Novo Nordisk AS, Class B	82,709	5,711
6.49%	Max Healthcare Institute, Ltd.	386,266	5,079
	Eli Lilly and Co.	5,501	4,058
	Thermo Fisher Scientific, Inc.	5,516	2,222
	Laurus Labs, Ltd.	263,221	1,875
	Abbott Laboratories	12,585	1,681
	AstraZeneca PLC	9,676	1,397
	Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	157,800	1,200
	Innovent Biologics, Inc. (a)	144,000	1,138
	BeOne Medicines, Ltd. (ADR) (a)	4,474	1,099
	Zai Lab, Ltd. (ADR) (a)	27,465	828
	EssilorLuxottica SA	2,824	785
	Danaher Corp.	3,375	641
	Mankind Pharma, Ltd. (a)	17,183	495

			28,209

Consumer	Kweichow Moutai Co., Ltd., Class A	21,000	4,442
staples	Nestle SA	31,757	3,384
6.32%	ITC, Ltd.	541,160	2,644
	Ajinomoto Co., Inc.	78,700	1,975
	Arca Continental, SAB de CV	172,050	1,892
	Dino Polska SA, non-registered shares (a)	12,174	1,788
	JBS SA	188,863	1,325
	Shoprite Holdings, Ltd.	79,309	1,288
	Anheuser-Busch InBev SA/NV	17,447	1,229
	Carlsberg A/S, Class B	8,248	1,179
	Varun Beverages, Ltd.	193,332	1,075
	Monster Beverage Corp. (a)	15,648	1,001
	Constellation Brands, Inc., Class A	5,374	958
	British American Tobacco PLC	20,222	908
	KT&G Corp.	9,551	832
	Tsingtao Brewery Co., Ltd., Class H	110,000	764

34	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	United Spirits, Ltd.	42,614	$757

(continued)			27,441

Materials	Linde PLC	5,872	2,746
4.74%	Freeport-McMoRan, Inc.	62,528	2,406
	Vale SA (ADR), ordinary nominative shares	234,233	2,139
	First Quantum Minerals, Ltd. (a)	133,481	1,977
	APL Apollo Tubes, Ltd.	76,593	1,622
	Barrick Mining Corp.	84,170	1,613
	Amcor PLC (CDI)	140,434	1,295
	Sika AG	4,184	1,117
	Grupo Mexico, SAB de CV, Series B	197,574	1,083
	Glencore PLC (a)	233,908	893
	BASF SE	15,955	768
	Anhui Conch Cement Co., Ltd., Class H	287,000	749
	Nutrien, Ltd.	11,956	706
	Southern Copper Corp.	7,500	682
	Fresnillo PLC	28,337	444
	Loma Negra Compania Industrial Argentina SA (ADR) (a)	28,999	367

			20,607

Energy	TotalEnergies SE	46,167	2,708
2.44%	Reliance Industries, Ltd.	162,547	2,699
	ADNOC Drilling Co. PJSC	859,328	1,228
	Vista Energy, SAB de CV, Class A (ADR) (a)	19,837	983
	Adnoc Gas PLC	987,246	882
	Cheniere Energy, Inc.	3,314	785
	Galp Energia, SGPS, SA, Class B	48,368	771
	Chevron Corp.	3,989	545

			10,601

Real estate	Macrotech Developers, Ltd.	324,025	5,398
2.01%	China Resources Mixc Lifestyle Services, Ltd.	307,800	1,466
	CK Asset Holdings, Ltd.	187,500	777
	Emaar Properties PJSC	156,372	560
	China Resources Land, Ltd.	165,500	540

			8,741

Utilities	Equatorial Energia SA, ordinary nominative shares	316,951	2,031
1.12%	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary
	nominative shares	75,114	1,542
	Gulf Development PCL (a)	945,604	1,296

			4,869

	Total common stocks (cost: $387,970,000)		417,231

Preferred securities 0.49%
Financials	Itau Unibanco Holding SA (ADR), preferred nominative shares	192,743	1,271

0.29%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	25,831	863

technology
0.20%	Total preferred securities (cost: $1,955,000)		2,134

Capital Group Equity Exchange-Traded Funds	35

Capital Group New Geography Equity ETF (continued)

Short-term securities 3.22%	Shares	Value (000)
Money market investments 3.22%
Capital Group Central Cash Fund 4.29% (b)(c)	139,851	$13,985

Total short-term securities (cost: $13,983,000)		13,985

Total investment securities 99.73% (cost: $403,908,000)		433,350
Other assets less liabilities 0.27%		1,187

Net assets 100.00%		$434,537

Investments in affiliates(c)

	Value at 6/25/2024(d) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 3.22%

Money market investments 3.22%

Capital Group Central Cash Fund 4.29% (b)	$—	$87,102	$73,120	$1	$2	$13,985	$194

(a)Security did not produce income during the last 12 months.

(b)Rate represents the seven-day yield at 5/31/2025.

(c)Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

(d)Commencement of operations.

Key to abbreviation(s)

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

Refer to the notes to financial statements.

36	Capital Group Equity Exchange-Traded Funds

Financial statements

Statements of assets and liabilities at May 31, 2025	(dollars and shares in thousands, except per-share amounts)

	$		$		$		$
	Conservative Equity ETF		Core Equity ETF		Dividend Growers ETF		Dividend Value ETF

Assets:

Investment securities, at value:

Unaffiliated issuers		$356,429		$5,328,949		$2,280,499		$16,190,671

Affiliated issuers		20,709		229,801		44,689		477,107

Cash		72		475		311		50

Cash denominated in currencies other than U.S. dollars		–		1		1		1

Cash collateral received for securities on loan		373		–		–		–

Receivables for:

Sales of investments		–		5,385		–		–

Sales of fund’s shares		–		11,220		10,429		–

Dividends and interest		550		3,545		5,063		15,355

		378,133		5,579,376		2,340,992		16,683,184

Liabilities:

Collateral for securities on loan		3,727		–		–		–

Payables for:

Purchases of investments		–		94,653		10,451		1,681

Investment advisory services		94		1,484		866		4,458

Non-U.S. taxes		–		–		–		–

		3,821		96,137		11,317		6,139

Net assets at May 31, 2025		$374,312		$5,483,239		$2,329,675		$16,677,045

Net assets consist of:

Capital paid in on shares of beneficial interest		$365,685		$5,036,801		$2,163,753		$15,468,556

Total distributable earnings (accumulated loss)		8,627		446,438		165,922		1,208,489

Net assets at May 31, 2025		$374,312		$5,483,239		$2,329,675		$16,677,045

Shares of beneficial interest issued and outstanding

(no stated par value) – unlimited shares authorized

Net assets		$374,312		$5,483,239		$2,329,675		$16,677,045

Shares outstanding		13,524		156,384		71,484		449,344

Net asset value per share		$27.68		$35.06		$32.59		$37.11

Investment securities on loan, at value		$ 3,598		$ –		$ –		$ –

Investment securities, at cost:

Unaffiliated issuers		$342,561		$4,612,178		$2,078,593		$14,278,551

Affiliated issuers		20,707		229,783		44,679		477,059

Cash denominated in currencies other than U.S. dollars, at cost		–		1		1		1

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	37

Financial statements (continued)

Statements of assets and liabilities at May 31, 2025 (continued)	(dollars and shares in thousands, except per-share amounts)

	$			$		$			$
	Global Equity ETF			Global Growth Equity ETF		Growth ETF			International Core Equity ETF

Assets:

Investment securities, at value:

Unaffiliated issuers		$397,359			$5,825,253		$11,803,845			$218,929

Affiliated issuers		1,094			714		419,993			6,696

Cash		51			305		168			53

Cash denominated in currencies other than U.S. dollars		–	*		1		–	*		29

Cash collateral received for securities on loan		–			882		–			–

Receivables for:

Sales of investments		–			20,775		–			1,003

Sales of fund’s shares		–			–		–			–

Dividends and interest		644			9,018		2,900			610

		399,148			5,856,948		12,226,906			227,320

Liabilities:

Collateral for securities on loan		–			8,819		–			–

Payables for:

Purchases of investments		999			28,081		337			2,458

Investment advisory services		143			2,240		3,870			83

Non-U.S. taxes		–			2,862		–			53

		1,142			42,002		4,207			2,594

Net assets at May 31, 2025		$398,006			$5,814,946		$12,222,699			$224,726

Net assets consist of:

Capital paid in on shares of beneficial interest		$371,322			$5,291,890		$10,489,810			$209,569

Total distributable earnings (accumulated loss)		26,684			523,056		1,732,889			15,157

Net assets at May 31, 2025		$398,006			$5,814,946		$12,222,699			$224,726

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Net assets		$398,006			$5,814,946		$12,222,699			$224,726

Shares outstanding		14,204			191,524		320,264			7,964

Net asset value per share		$28.02			$30.36		$38.16			$28.22

Investment securities on loan, at value		$ –			$ 8,325		$ –			$ –

Investment securities, at cost:

Unaffiliated issuers		$367,385			$4,985,284		$ 9,643,131			$202,306

Affiliated issuers		1,094			712		419,964			6,696

Cash denominated in currencies other than U.S. dollars, at cost		–	*		1		–	*		29

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

38	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)

Statements of assets and liabilities at May 31, 2025 (continued)	(dollars and shares in thousands, except per-share amounts)

	$		$		$
	International Equity ETF		International Focus Equity ETF		New Geography Equity ETF

Assets:

Investment securities, at value:

Unaffiliated issuers		$641,880		$3,476,625		$419,365

Affiliated issuers		31,921		140,081		13,985

Cash		51		49		51

Cash denominated in currencies other than U.S. dollars		83		4,629		90

Cash collateral received for securities on loan		–		–		–

Receivables for:

Sales of investments		–		79,750		2,149

Sales of fund’s shares		–		–		6,533

Dividends and interest		1,769		6,951		547

		675,704		3,708,085		442,720

Liabilities:

Collateral for securities on loan		–		–		–

Payables for:

Purchases of investments		–		26,596		7,179

Investment advisory services		280		1,636		192

Non-U.S. taxes		–		12,367		812

		280		40,599		8,183

Net assets at May 31, 2025		$675,424		$3,667,486		$434,537

Net assets consist of:

Capital paid in on shares of beneficial interest		$607,550		$3,463,753		$410,012

Total distributable earnings (accumulated loss)		67,874		203,733		24,525

Net assets at May 31, 2025		$675,424		$3,667,486		$434,537

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Net assets		$675,424		$3,667,486		$434,537

Shares outstanding		20,924		139,004		15,964

Net asset value per share		$32.28		$26.38		$27.22

Investment securities on loan, at value		$ –		$ –		$ –

Investment securities, at cost:

Unaffiliated issuers		$565,002		$2,998,215		$389,925

Affiliated issuers		31,919		140,071		13,983

Cash denominated in currencies other than U.S. dollars, at cost		83		4,633		90

* Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	39

Financial statements (continued)

Statements of operations for the year ended May 31, 2025	(dollars in thousands)

	$			$		$		$
	Conservative Equity ETF[1]			Core Equity ETF		Dividend Growers ETF		Dividend Value ETF

Investment income:
Income (net of non-U.S. taxes2):
Dividends:
Unaffiliated issuers		$ 3,241			$ 56,726		$ 40,520		$ 222,069
Affiliated issuers		273			4,702		2,336		19,999
		3,514			61,428		42,856		242,068
Securities lending income (net of fees)		2			3		5		59

		3,516			61,431		42,861		242,127

Fees and expenses:
Investment advisory services		500			13,497		6,362		39,769
Other		–			3		–		–

Total fees and expenses		500			13,500		6,362		39,769

Net investment income		3,016			47,931		36,499		202,358

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers		(6,401)			(219,143)		(47,438)		(549,295)
Affiliated issuers		–	[3]		(1)		(1)		42
In-kind redemptions		1,802			351,090		58,347		1,203,580
Currency transactions		–	[3]		(87)		29		940

		(4,599)			131,859		10,937		655,267

Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers		13,868			268,845		180,273		720,330
Affiliated issuers		2			6		8		(1)
Currency translations		–			7		43		6

		13,870			268,858		180,324		720,335

Net realized gain (loss) and unrealized appreciation (depreciation)		9,271			400,717		191,261		1,375,602

Net increase (decrease) in net assets resulting from operations		$12,287			$ 448,648		$227,760		$1,577,960

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

40	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)

Statements of operations for the year ended May 31, 2025 (continued)	(dollars in thousands)

	$		$		$		$
	Global Equity ETF[1]		Global Growth Equity ETF		Growth ETF		International Core Equity ETF[1]

Investment income:
Income (net of non-U.S. taxes2):
Dividends:
Unaffiliated issuers		$ 2,904		$ 68,214		$ 51,148		$ 2,824
Affiliated issuers		158		4,377		5,277		92
		3,062		72,591		56,425		2,916
Securities lending income (net of fees)		–		10		10		–

		3,062		72,601		56,435		2,916

Fees and expenses:
Investment advisory services		559		22,013		33,647		364
Other		–		3		3		–

Total fees and expenses		559		22,016		33,650		364

Net investment income		2,503		50,585		22,785		2,552

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers		(5,535)		(200,263)		(220,343)		(3,346)
Affiliated issuers		(1)		6		(34)		(1)
In-kind redemptions		664		148,393		678,128		593
Currency transactions		14		(847)		6		(13)

		(4,858)		(52,711)		457,757		(2,767)

Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers		29,974		280,527		1,072,505		16,570
Affiliated issuers		– [3]		(13)		10		– [3]
Currency translations		5		85		8		3

		29,979		280,599		1,072,523		16,573

Net realized gain (loss) and unrealized appreciation (depreciation)		25,121		227,888		1,530,280		13,806

Net increase (decrease) in net assets resulting from operations		$27,624		$278,473		$1,553,065		$16,358

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	41

Financial statements (continued)

Statements of operations for the year ended May 31, 2025 (continued)	(dollars in thousands)

	$		$		$
	International Equity ETF		International Focus Equity ETF		New Geography Equity ETF[1]

Investment income:
Income (net of non-U.S. taxes2):
Dividends:
Unaffiliated issuers		$ 8,279		$ 61,862		$ 2,694
Affiliated issuers		536		4,703		194
		8,815		66,565		2,888
Securities lending income (net of fees)		–		3		1

		8,815		66,568		2,889

Fees and expenses:
Investment advisory services		1,622		16,787		789
Other		–		3		–

Total fees and expenses		1,622		16,790		789

Net investment income		7,193		49,778		2,100

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers		(13,678)		(137,543)		(5,885)
Affiliated issuers		(4)		(5)		1
In-kind redemptions		4,149		89,083		548
Currency transactions		(17)		178		(43)

		(9,550)		(48,287)		(5,379)

Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers		66,303		90,831		28,628
Affiliated issuers		1		2		2
Currency translations		37		36		1

		66,341		90,869		28,631

Net realized gain (loss) and unrealized appreciation (depreciation)		56,791		42,582		23,252

Net increase (decrease) in net assets resulting from operations		$ 63,984		$ 92,360		$25,352

[1]	For the period June 25, 2024, commencement of operations, through May 31, 2025.
[2]	Additional information related to non-U.S. taxes is included in the notes to financial statements.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

42	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Conservative Equity ETF		Core Equity ETF		Dividend Growers ETF

	Period ended May 31,		Year ended May 31,	Year ended May 31,	Year ended May 31,	Period ended May 31,
	2025*		2025	2024	2025	2024†
Operations:

Net investment income	$ 3,016		$ 47,931	$ 22,535	$ 36,499	$ 4,386

Net realized gain (loss)	(4,599)		131,859	38,564	10,937	(1,379)

Net unrealized appreciation (depreciation)	13,870		268,858	380,344	180,324	21,632

Net increase (decrease) in net assets resulting from operations	12,287		448,648	441,443	227,760	24,639

Distributions paid to shareholders	(1,857)		(42,811)	(19,401)	(23,975)	(1,553)

Net capital share transactions	363,882		2,359,081	1,403,364	1,768,682	334,122

Total increase (decrease) in net assets	374,312		2,764,918	1,825,406	1,972,467	357,208

Net assets:

Beginning of period	–		2,718,321	892,915	357,208	–

End of period	$374,312		$5,483,239	$2,718,321	$2,329,675	$357,208

	Dividend Value ETF		Global Equity ETF		Global Growth Equity ETF

	Year ended May 31,	Year ended May 31,	Period ended May 31,		Year ended May 31,	Year ended May 31,
	2025	2024	2025*		2025	2024
Operations:

Net investment income	$ 202,358	$ 96,024	$ 2,503		$ 50,585	$ 26,307

Net realized gain (loss)	655,267	218,645	(4,858)		(52,711)	163,424

Net unrealized appreciation (depreciation)	720,335	1,034,031	29,979		280,599	398,142

Net increase (decrease) in net assets resulting from operations	1,577,960	1,348,700	27,624		278,473	587,873

Distributions paid to shareholders	(186,907)	(76,658)	(275)		(45,632)	(16,124)

Net capital share transactions	7,040,368	4,781,929	370,657		1,986,014	1,402,331

Total increase (decrease) in net assets	8,431,421	6,053,971	398,006		2,218,855	1,974,080

Net assets:

Beginning of period	8,245,624	2,191,653	–		3,596,091	1,622,011

End of period	$16,677,045	$8,245,624	$398,006		$5,814,946	$3,596,091

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	43

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Growth ETF		International Core Equity ETF	International Equity ETF

	Year ended May 31,	Year ended May 31,	Period ended May 31,	Year ended May 31,	Period ended May 31,
	2025	2024	2025*	2025	2024†
Operations:

Net investment income	$ 22,785	$ 16,032	$ 2,552	$ 7,193	$ 1,475

Net realized gain (loss)	457,757	206,378	(2,767)	(9,550)	(949)

Net unrealized appreciation (depreciation)	1,072,523	851,454	16,573	66,341	10,572

Net increase (decrease) in net assets resulting from operations	1,553,065	1,073,864	16,358	63,984	11,098

Distributions paid to shareholders	(26,727)	(13,239)	(610)	(2,252)	(95)

Net capital share transactions	4,968,073	2,603,543	208,978	470,426	132,263

Total increase (decrease) in net assets	6,494,411	3,664,168	224,726	532,158	143,266

Net assets:

Beginning of period	5,728,288	2,064,120	–	143,266	–

End of period	$12,222,699	$5,728,288	$224,726	$675,424	$143,266

	International Focus Equity ETF		New Geography Equity ETF

	Year ended May 31,	Year ended May 31,	Period ended May 31,
	2025	2024	2025*
Operations:

Net investment income	$ 49,778	$ 23,173	$ 2,100

Net realized gain (loss)	(48,287)	(5,578)	(5,379)

Net unrealized appreciation (depreciation)	90,869	291,506	28,631

Net increase (decrease) in net assets resulting from operations	92,360	309,101	25,352

Distributions paid to shareholders	(27,876)	(16,300)	(279)

Net capital share transactions	1,023,754	988,517	409,464

Total increase (decrease) in net assets	1,088,238	1,281,318	434,537

Net assets:

Beginning of period	2,579,248	1,297,930	–

End of period	$3,667,486	$2,579,248	$434,537

*For the period June 25, 2024, commencement of operations, through May 31, 2025.

†For the period September 26, 2023, commencement of operations, through May 31, 2024.

Refer to the notes to financial statements.

44	Capital Group Equity Exchange-Traded Funds

Notes to financial statements

1. Organization

Capital Group Conservative Equity ETF (“Conservative Equity ETF”), Capital Group Core Equity ETF (“Core Equity ETF”), Capital Group Dividend Growers ETF (“Dividend Growers ETF”), Capital Group Dividend Value ETF (“Dividend Value ETF”), Capital Group Global Equity ETF (“Global Equity ETF”), Capital Group Global Growth Equity ETF (“Global Growth Equity ETF”), Capital Group Growth ETF (“Growth ETF”), Capital Group International Core Equity ETF (“International Core Equity ETF”), Capital Group International Equity ETF (“International Equity ETF”), Capital Group International Focus Equity ETF (“International Focus Equity ETF”), and Capital Group New Geography Equity ETF (“New Geography Equity ETF”) (each a “fund”, or collectively the “funds”) each operate as an exchange-traded fund and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. Core Equity ETF, Dividend Value ETF, Global Growth Equity ETF and International Focus Equity ETF are diversified funds and the remaining funds are non-diversified funds.

The funds’ investment objectives are as follows:

Conservative Equity ETF – To strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

Core Equity ETF – To achieve long-term growth of capital and income.

Dividend Growers ETF – To provide long-term total returns.

Dividend Value ETF – To produce income exceeding the average yield on U.S. stocks generally and provide an opportunity for growth of principal consistent with sound common stock investing.

Global Equity ETF – To provide prudent growth of capital and conservation of principal.

Global Growth Equity ETF – To provide long-term growth of capital.

Growth ETF – To provide growth of capital.

International Core Equity ETF – To provide long-term growth of capital while providing current income.

International Equity ETF – To provide prudent growth of capital and conservation of principal.

International Focus Equity ETF – To provide long-term growth of capital.

New Geography Equity ETF – To provide long-term capital appreciation.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Capital Group Equity Exchange-Traded Funds	45

Operating segments – In the reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

New Accounting Pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (the “ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

46	Capital Group Equity Exchange-Traded Funds

Fixed-income class	Examples of standard inputs

All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Capital Group Equity Exchange-Traded Funds	47

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of May 31, 2025, were as follows (dollars in thousands):

Conservative Equity ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

Core Equity ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

Dividend Growers ETF

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:

Common stocks:
Industrials	$400,212	$—	$—	$400,212
Financials	398,060	—	—	398,060
Information technology	317,601	—	—	317,601
Consumer staples	261,109	—	—	261,109
Health care	200,996	—	—	200,996
Utilities	166,363	—	—	166,363
Consumer discretionary	158,809	—	—	158,809
Real estate	121,191	—	—	121,191
Energy	87,766	—	—	87,766
Communication services	84,275	—	—	84,275
Materials	28,693	—	—	28,693
Short-term securities	44,689	55,424	—	100,113

Total	$2,269,764	$55,424	$—	$2,325,188

Dividend Value ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

Global Equity ETF

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:

Common stocks:
Industrials	$81,082	$—	$—	$81,082
Information technology	73,709	—	—	73,709
Financials	67,548	—	—	67,548
Health care	35,370	—	—	35,370
Consumer discretionary	32,050	—	—	32,050
Communication services	28,441	—	—	28,441
Consumer staples	27,655	—	—	27,655
Materials	15,527	—	—	15,527
Utilities	12,897	—	—	12,897
Energy	10,761	—	—	10,761
Real estate	1,836	—	—	1,836
Short-term securities	1,094	10,483	—	11,577

Total	$387,970	$10,483	$—	$398,453

48	Capital Group Equity Exchange-Traded Funds

Global Growth Equity ETF
	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:

Common stocks:
Information technology	$1,655,596	$—	$—	$1,655,596
Industrials	881,458	—	—	881,458
Financials	869,815	—	—	869,815
Consumer discretionary	841,205	—	—	841,205
Health care	565,313	—	—	565,313
Communication services	340,609	—	—	340,609
Consumer staples	248,496	—	—	248,496
Energy	140,891	—	—	140,891
Materials	101,610	—	—	101,610
Preferred securities	56,913	—	—	56,913
Short-term securities	8,651	115,410	—	124,061

Total	$5,710,557	$115,410	$—	$5,825,967

Growth ETF
	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:

Common stocks:
Information technology	$3,141,931	$—	$—	$3,141,931
Communication services	2,300,263	—	—	2,300,263
Consumer discretionary	1,783,598	—	—	1,783,598
Health care	1,451,908	—	—	1,451,908
Industrials	1,280,341	—	—	1,280,341
Financials	1,017,548	—	—	1,017,548
Energy	265,072	—	—	265,072
Consumer staples	182,771	—	—	182,771
Materials	166,165	—	—	166,165
Utilities	117,917	—	—	117,917
Real estate	96,331	—	—	96,331
Rights & warrants	—	—	—*	—	*
Short-term securities	419,993	—	—	419,993

Total	$12,223,838	$—	$—*	$12,223,838

*Amount less than one thousand.

International Core Equity ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

International Equity ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

International Focus Equity ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

New Geography Equity ETF

At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

Capital Group Equity Exchange-Traded Funds	49

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks and other securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks – The value of a fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

50	Capital Group Equity Exchange-Traded Funds

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in developing countries – Investing in developing countries may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector – Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Market trading – Each fund’s shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of each fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of each fund’s holdings, and supply and demand for each fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares of each fund trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Capital Group Equity Exchange-Traded Funds	51

Foreign securities held by the funds may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized participant concentration – Only authorized participants may engage in creation or redemption transactions directly with each of the funds, and none of them is obligated to do so. Each fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by each fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification – As nondiversified funds, each fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if each fund were invested in a larger number of issuers. The value of each fund’s shares can be expected to fluctuate more than might be the case if each fund were more broadly diversified.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending – Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased

Capital Group Conservative Equity ETF	$3,598	$3,727	–	$3,354
Capital Group Global Growth Equity ETF	8,325	8,819	–	7,937

52	Capital Group Equity Exchange-Traded Funds

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years (“EU reclaims”). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended May 31, 2025, Capital Group Global Growth Equity ETF and Capital Group Growth ETF recognized $629,000 and $16,000, respectively, in EU reclaims (net of fees and the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Capital Group Equity Exchange-Traded Funds	53

Additional tax basis disclosures for each fund as of May 31, 2025, were as follows (dollars in thousands):

	Conservative Equity ETF	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF

Undistributed ordinary income	$ 1,159	$ 10,505	$ 15,369	$ 43,101

Capital loss carryforward*	(5,729)	(275,522)	(49,802)	(732,949)

Gross unrealized appreciation on investments	23,890	793,233	257,953	2,243,558
Gross unrealized depreciation on investments	(10,692)	(81,787)	(57,641)	(345,223)
Net unrealized appreciation (depreciation) on investments	13,198	711,446	200,312	1,898,335

Cost of investments	363,940	4,847,304	2,124,876	14,769,443

Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	1,803	350,841	58,310	1,203,098

	Global Equity ETF	Global Growth Equity ETF	Growth ETF	International Core Equity ETF

Undistributed ordinary income	$ 2,241	$ 59,770	$ –	$ 1,916

Capital loss carryforward*	(5,486)	(328,337)	(407,252)	(2,892)

Gross unrealized appreciation on investments	34,430	990,337	2,488,826	18,761
Gross unrealized depreciation on investments	(4,506)	(195,927)	(348,690)	(2,578)
Net unrealized appreciation (depreciation) on investments	29,924	794,410	2,140,136	16,183

Cost of investments	368,529	5,031,557	10,083,702	209,442

Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	665	136,144	674,312	591

		International Equity ETF	International Focus Equity ETF	New Geography Equity ETF

Undistributed ordinary income		$ 6,303	$ 41,004	$ 2,278

Capital loss carryforward*		(15,176)	(293,417)	(3,815)

Gross unrealized appreciation on investments		81,599	592,574	34,305
Gross unrealized depreciation on investments		(4,885)	(124,052)	(7,432)
Net unrealized appreciation (depreciation) on investments		76,714	468,522	26,873

Cost of investments		597,087	3,148,184	406,477

Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest		4,149	88,557	548

*

Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

54	Capital Group Equity Exchange-Traded Funds

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

	Year ended May 31, 2025					Year ended May 31, 2024

Fund	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Conservative Equity ETF	$ 1,857	*	$–	$ 1,857	*	$ –		$–	$ –
Core Equity ETF	42,811		–	42,811		19,401		–	19,401
Dividend Growers ETF	23,975		–	23,975		1,553	†	–	1,553	†
Dividend Value ETF	186,907		–	186,907		76,658		–	76,658
Global Equity ETF	275	*	–	275	*	–		–	–
Global Growth Equity ETF	45,632		–	45,632		16,124		–	16,124
Growth ETF	26,727		–	26,727		13,239		–	13,239
International Core Equity ETF	610	*	–	610	*	–		–	–
International Equity ETF	2,252		–	2,252		95	†	–	95	†
International Focus Equity ETF	27,876		–	27,876		16,300		–	16,300
New Geography Equity ETF	279	*	–	279	*	–		–	–

*For	the period June 25, 2024, commencement of operations, through May 31, 2025.
†For	the period September 26, 2023, commencement of operations, through May 31, 2024.

7. Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares. CRMC and CCG are considered related parties to the funds.

Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:

Fund	Annual rate
Conservative Equity ETF	0.33%
Core Equity ETF	0.33
Dividend Growers ETF	0.47
Dividend Value ETF	0.33
Global Equity ETF	0.47
Global Growth Equity ETF	0.47
Growth ETF	0.39
International Core Equity ETF	0.54
International Equity ETF	0.54
International Focus Equity ETF	0.54
New Geography Equity ETF	0.64

Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.

Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the funds.

Capital Group Equity Exchange-Traded Funds	55

Investment in CCF – Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds – Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of May 31, 2025 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)

Core Equity ETF	$ 105,036	$ 27,526	$ (2,229)
Dividend Value ETF	681,742	101,932	(10,947)
Global Growth Equity ETF	72,040	33,995	(655)
Growth ETF	102,453	10,406	(391)
International Focus Equity ETF	8,560	5,413	(677)

Interfund lending – Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the year ended May 31, 2025.

8. Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.

9. Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.

56	Capital Group Equity Exchange-Traded Funds

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Conservative Equity ETF

Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period June 25, 2024*, through May 31, 2025
$382,288	14,244	$–	–	$(18,406)	(720)	$363,882	13,524
Core Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended May 31, 2025
$3,461,880	101,800	$–	–	$(1,102,799)	(32,520)	$2,359,081	69,280

Year ended May 31, 2024
$1,633,019	58,400	$–	–	$ (229,655)	(8,000)	$1,403,364	50,400
Dividend Growers ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended May 31, 2025
$1,995,909	66,440	$–	–	$(227,227)	(7,400)	$1,768,682	59,040

For the period September 26, 2023*, through May 31, 2024
$ 349,622	13,004	$–	–	$ (15,500)	(560)	$ 334,122	12,444
Dividend Value ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended May 31, 2025
$11,306,331	318,640	$–	–	$(4,265,963)	(120,540)	$7,040,368	198,100

Year ended May 31, 2024
$ 5,931,039	203,560	$–	–	$(1,149,110)	(38,620)	$4,781,929	164,940
Global Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period June 25, 2024*, through May 31, 2025
$374,856	14,364	$–	–	$(4,199)	(160)	$370,657	14,204
Global Growth Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended May 31, 2025
$2,453,618	83,440	$–	–	$(467,604)	(15,840)	$1,986,014	67,600

Year ended May 31, 2024
$2,247,291	86,560	$–	–	$(844,960)	(32,480)	$1,402,331	54,080

Refer to the end of table(s) for footnote(s).

Capital Group Equity Exchange-Traded Funds	57

Growth ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2025
$6,319,067	175,640	$–	–	$(1,350,994)	(36,820)	$4,968,073	138,820

Year ended May 31, 2024
$3,487,718	123,180	$–	–	$ (884,175)	(29,980)	$2,603,543	93,200
International Core Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period June 25, 2024*, through May 31, 2025
$216,959	8,284	$–	–	$(7,981)	(320)	$208,978	7,964
International Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended May 31, 2025
$483,528	16,440	$–	–	$(13,102)	(440)	$470,426	16,000

For the period September 26, 2023*, through May 31, 2024
$136,858	5,084	$–	–	$ (4,595)	(160)	$132,263	4,924
International Focus Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended May 31, 2025
$1,288,750	49,960	$–	–	$(264,996)	(10,280)	$1,023,754	39,680

Year ended May 31, 2024
$1,336,817	55,800	$–	–	$(348,300)	(14,280)	$988,517	41,520
New Geography Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period June 25, 2024*, through May 31, 2025
$411,638	16,044	$–	–	$(2,174)	(80)	$409,464	15,964

* Commencement of operations.

58	Capital Group Equity Exchange-Traded Funds

10. Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the year ended May 31, 2025 (dollars in thousands):

Fund	Purchases	Sales

Conservative Equity ETF	$ 56,436	$49,717
Core Equity ETF	2,409,450	1,378,966
Dividend Growers ETF	634,778	333,028
Dividend Value ETF	7,611,094	3,370,094
Global Equity ETF	45,125	30,248
Global Growth Equity ETF	1,773,027	1,203,148
Growth ETF	2,598,662	1,405,277
International Core Equity ETF	66,625	32,923
International Equity ETF	101,346	67,347
International Focus Equity ETF	1,982,324	1,583,525
New Geography Equity ETF	211,851	67,848

The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the year ended May 31, 2025 (dollars in thousands):

Fund	In-kind creations	In-kind redemptions

Conservative Equity ETF	$ 354,537	$ 17,447
Core Equity ETF	2,322,104	1,075,177
Dividend Growers ETF	1,619,062	229,969
Dividend Value ETF	6,742,176	4,150,629
Global Equity ETF	351,071	4,179
Global Growth Equity ETF	1,865,334	465,361
Growth ETF	4,848,632	1,356,575
International Core Equity ETF	177,241	5,897
International Equity ETF	427,342	13,053
International Focus Equity ETF	764,595	259,595
New Geography Equity ETF	253,310	2,113

The following table presents additional information for each fund for the year ended May 31, 2025 (dollars in thousands):

Fund	Non-U.S. taxes paid on dividend income	Non-U.S. taxes paid on realized gains		Non-U.S. taxes provided on unrealized appreciation

Conservative Equity ETF	$ 37	$ —		$ —
Core Equity ETF	746	—		—
Dividend Growers ETF	2,287	—		—
Dividend Value ETF	2,759	—		—
Global Equity ETF	276	—		—
Global Growth Equity ETF	2,883	78		2,862
Growth ETF	1,607	—		—
International Core Equity ETF	344	—	*	53
International Equity ETF	988	—		—
International Focus Equity ETF	6,130	1,266		12,367
New Geography Equity ETF	280	11		812
*Amount less than one thousand.

11. Ownership Concentration

At May 31, 2025, American Funds Portfolio Series — Tax-Aware Conservative Growth and Income Portfolio held 24% of the outstanding shares of Capital Group Dividend Growers ETF. CRMC is the investment adviser to American Funds Portfolio Series — Tax-Aware Conservative Growth and Income Portfolio.

Capital Group Equity Exchange-Traded Funds	59

12. Subsequent events

On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Focus Equity ETF, and Capital Group New Geography Equity ETF, for the fiscal year 2026 audits. The change in each fund’s independent registered public accounting firm was approved by each fund’s board of trustees, including a majority of the independent trustees, upon recommendation of each fund’s audit committee, as part of a broader effort to update board oversight and fund operations. At no point during each fund’s fiscal years ended May 31, 2024 and May 31, 2025 (or fiscal period ended May 31, 2025 in the case of Capital Group International Core Equity ETF and Capital Group New Geography Equity ETF) and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

60	Capital Group Equity Exchange-Traded Funds

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Conservative Equity ETF
5/31/2025[3,4]	$24.93	$.50	$2.53	$3.03	$(.28)	$—	$(.28)	$27.68	12.19%[5]	$374	.33%[6]	1.99%[6]

Core Equity ETF
5/31/2025	$31.21	$.40	$3.82	$4.22	$(.37)	$—	$(.37)	$35.06	13.55%	$5,483	.33%	1.17%
5/31/2024	24.33	.38	6.84	7.22	(.34)	—	(.34)	31.21	29.90	2,718	.33	1.34
5/31/2023	23.72	.39	.52	.91	(.30)	—	(.30)	24.33	3.96	893	.33	1.70
5/31/2022[3,7]	24.63	.08	(.96)	(.88)	(.03)	—	(.03)	23.72	(3.59)[5]	164	.09 [5]	.34 [5]

Dividend Growers ETF
5/31/2025	$28.71	$.82	$3.72	$4.54	$(.66)	$—	$(.66)	$32.59	16.05%	$2,330	.47%	2.70%
5/31/2024[3,8]	24.76	.68	3.49	4.17	(.22)	—	(.22)	28.71	16.86 [5]	357	.47 [6]	3.73 [6]

Dividend Value ETF
5/31/2025	$32.82	$.60	$4.26	$4.86	$(.57)	$—	$(.57)	$37.11	14.91%	$16,677	.33%	1.68%
5/31/2024	25.39	.59	7.34	7.93	(.50)	—	(.50)	32.82	31.48	8,246	.33	1.99
5/31/2023	24.57	.52	.68	1.20	(.38)	—	(.38)	25.39	5.12	2,192	.33	2.16
5/31/2022[3,7]	24.71	.10	(.21)	(.11)	(.03)	—	(.03)	24.57	(.46)[5]	301	.09 [5]	.41 [5]

Global Equity ETF
5/31/2025[3,4]	$25.04	$.51	$2.56	$3.07	$(.09)	$—	$(.09)	$28.02	12.29%[5]	$398	.47%[6]	2.10%[6]

Global Growth Equity ETF
5/31/2025	$29.02	$.32	$1.34	$1.66	$(.32)	$—	$(.32)	$30.36	5.76%	$5,815	.47%	1.08%
5/31/2024	23.22	.28	5.72	6.00	(.20)	—	(.20)	29.02	25.97	3,596	.47	1.08
5/31/2023	21.67	.28	1.39	1.67	(.12)	—	(.12)	23.22	7.80	1,622	.47	1.27
5/31/2022[3,7]	24.47	.08	(2.88)	(2.80)	—	—	—	21.67	(11.44)[5]	220	.13 [5]	.38 [5]

Growth ETF
5/31/2025	$31.57	$.09	$6.62	$6.71	$(.12)	$—	$(.12)	$38.16	21.29%	$12,223	.39%	.26%
5/31/2024	23.39	.12	8.17	8.29	(.11)	—	(.11)	31.57	35.55	5,728	.39	.44
5/31/2023	22.28	.13	1.05	1.18	(.07)	—	(.07)	23.39	5.33	2,064	.39	.62
5/31/2022[3,7]	24.40	.03	(2.15)	(2.12)	—	—	—	22.28	(8.69)[5]	285	.10 [5]	.13 [5]

International Core Equity ETF
5/31/2025[3,4]	$25.06	$.91	$2.47	$3.38	$(.22)	$—	$(.22)	$28.22	13.60%[5]	$225	.54%[6]	3.79%[6]

International Equity ETF
5/31/2025	$29.10	$.70	$2.83	$3.53	$(.35)	$—	$(.35)	$32.28	12.30%	$675	.54%	2.39%
5/31/2024[3,8]	24.82	.51	3.82	4.33	(.05)	—	(.05)	29.10	17.47 [5]	143	.54 [6]	2.77 [6]

International Focus Equity ETF
5/31/2025	$25.97	$.41	$.25	$.66	$(.25)	$—	$(.25)	$26.38	2.58%	$3,667	.54%	1.60%
5/31/2024	22.45	.30	3.46	3.76	(.24)	—	(.24)	25.97	16.85	2,579	.54	1.26
5/31/2023	22.82	.38	(.55)	(.17)	(.20)	—	(.20)	22.45	(.68)	1,298	.54	1.74
5/31/2022[3,7]	24.51	.24	(1.93)	(1.69)	—	—	—	22.82	(6.90)[5]	188	.14 [5]	1.07 [5]

New Geography Equity ETF
5/31/2025[3,4]	$25.04	$.40	$1.85	$2.25	$(.07)	$—	$(.07)	$27.22	9.00%[5]	$435	.64%[6]	1.70%[6]

Refer to the end of the table(s) for footnote(s).

Capital Group Equity Exchange-Traded Funds	61

Financial highlights (continued)

Portfolio turnover rate[9]	Year ended May 31, 2025	Year ended May 31, 2024	Year ended May 31, 2023	Period ended May 31, 2022[3,5,7]

Conservative Equity ETF	30%[3,4,5]
Core Equity ETF	34	22%	34%	8%
Dividend Growers ETF	25	20[3,5,8]
Dividend Value ETF	29	25	30	3
Global Equity ETF	22[3,4,5]
Global Growth Equity ETF	26	31	39	17
Growth ETF	16	22	33	9
International Core Equity ETF	43[3,4,5]
International Equity ETF	22	23[3,5,8]
International Focus Equity ETF	53	36	43	21
New Geography Equity ETF	49[3,4,5]

1Based on average shares outstanding.

2Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.

3Based on operations for a period that is less than a full year.

4For the period June 25, 2024, commencement of operations, through May 31, 2025.

5Not annualized.

6Annualized.

7For the period February 22, 2022, commencement of operations, through May 31, 2022.

8For the period September 26, 2023, commencement of operations, through May 31, 2024.

9Rates do not include each fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

62	Capital Group Equity Exchange-Traded Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Group Growth ETF, Capital Group Global Growth Equity ETF, Capital Group International Focus Equity ETF, Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Dividend Growers ETF, Capital Group International Equity ETF, Capital Group Conservative Equity ETF, Capital Group International Core Equity ETF, Capital Group Global Equity ETF, and Capital Group New Geography Equity ETF.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (constituting Capital Group Growth ETF, Capital Group Global Growth Equity ETF, Capital Group International Focus Equity ETF, Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Dividend Growers ETF, Capital Group International Equity ETF, Capital Group Conservative Equity ETF, Capital Group International Core Equity ETF, Capital Group Global Equity ETF, and Capital Group New Geography Equity ETF, hereafter collectively referred to as the “Funds”) as of May 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of operations	Statements of changes in net assets	Financial highlights

Capital Group Growth ETF	For the year ended May 31, 2025.	For each of the two years in the period ended May 31, 2025.	For each of the three years in the period ended May 31, 2025 and the period from February 22, 2022 (commencement of operations) through May 31, 2022.
Capital Group Global Growth Equity ETF
Capital Group International Focus Equity ETF
Capital Group Core Equity ETF
Capital Group Dividend Value ETF

Capital Group Dividend Growers ETF	For the year ended May 31, 2025.	For the year ended May 31, 2025 and the period September 26, 2023 (commencement of operations) through May 31, 2024.	For the year in the period ended May 31, 2025 and the period September 26, 2023 (commencement of operations) through May 31, 2024.
Capital Group International Equity ETF

Capital Group Conservative Equity ETF	For the period June 25, 2024 (commencement of operations) through May 31, 2025

Capital Group International Core Equity ETF

Capital Group Global Equity ETF

Capital Group New Geography Equity ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, transfer agent and brokers; when

Capital Group Equity Exchange-Traded Funds	63

Report of Independent Registered Public Accounting Firm

replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

July 14, 2025

We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

64	Capital Group Equity Exchange-Traded Funds

Additional disclosure

unaudited

To further clarify Note 1 to the Financial Statements, Core Equity ETF, Dividend Value ETF, Global Growth Equity ETF and International Focus Equity ETF are registered as non-diversified funds; however, as of the date of this report, their portfolios are consistent with the definition of “diversified company” under the Investment Company Act of 1940, as amended.

Capital Group Dividend Value ETF

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 811-23736 and 1933 Act No. 333-259023)

(a)	Articles of Incorporation – Certificate of Trust dated 1/12/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Certificate of Amendment dated 8/20/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); and Amended and Restated Agreement and Declaration of Trust dated 1/24/22 – previously filed (see P/E Amendment No. 1 filed 2/25/22)

(b)	By-laws – Amended and Restated By-laws dated 8/20/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21)

(c)	Instruments Defining Rights of Security Holders – See Items 28(a) (Articles 2, 6 and 7 of Amended and Restated Agreement and Declaration of Trust) and 28(b) (Article 3 and Section 8.04)

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 12/10/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21)

(e)	Underwriting Contracts – Principal Underwriting Agreement dated 12/10/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21)

(f)	Bonus or Profit Sharing Contracts – None
(g)	Custodian Agreements – Global Custody Agreement dated 12/14/06 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Amendment to Global Custody Agreement dated 11/17/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21)

(h-1)	Other Material Contracts – Transfer Agency and Service Agreement – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Administration Agreement – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21); Form of Authorized Participant Agreement – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21)

(h-2)	Form of Indemnification Agreement

(i)	Legal Opinion – Legal Opinion – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted financial statements – None

(l)	Initial capital agreements – Initial capital agreements – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21)

(m)	Rule 12b-1 Plan – Plan of Distribution dated 12/10/21 – previously filed (see Pre-Effective Amendment No. 2 filed 12/17/21)

(n)	Not applicable

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated May 2025 and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)                Capital Client Group, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American Funds U.S. Small and Mid Cap Equity Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Completion Fund Series, Capital Group Conservative Equity ETF, Capital Group Core Balanced ETF, Capital Group Core Equity ETF, Capital Group Dividend Growers ETF, Capital Group Dividend Value ETF, Capital Group Equity ETF Trust I, Capital Group Fixed Income ETF Trust, Capital Group Global Equity ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Equity ETF, Capital Group International Focus Equity ETF, Capital Group KKR Core Plus+, Capital Group KKR Multi-Sector+, Capital Group New Geography Equity ETF, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Equities Fund, Inc., EUPAC Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Katherine Abbott	Regional Vice President	None
CHO	Chatelaine Achterberg	Assistant Vice President	None
LAO	Alex J. Adair	Regional Vice President	None
LAO	Samuel Adams	Regional Vice President	None
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
SNO	David A. Ajluni	Regional Vice President	None
LAO	C. Thomas Akin II	Senior Vice President	None
LAO	Anthony Albano	Regional Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Jeremy Alyea	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Blake J. Anderson	Assistant Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Senior Vice President	None
LAO	Andrew Z. Bates	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None

LAO	Jeb M. Bent	Senior Vice President	None
LAO	Matthew D. Benton	Senior Vice President	None
LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph Bilello	Regional Vice President	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Regional Vice President	None
DCO	Bryan K. Blankenship	Senior Vice President	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Erick K. Bodge	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jon T. Boldt	Regional Vice President	None
LAO	Ainsley J. Borel	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William J. Brady	Regional Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	Andrew A. Bredholt	Regional Vice President	None
LAO	William G. Bridge	Senior Vice President	None
LAO	Siobhan M. Broadbery	Regional Vice President	None
LAO	Lorena B. Brockman	Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None

LAO	E. Chapman Brown, Jr.	Senior Vice President	None
LAO	Elizabeth S. Brownlow	Vice President	None
LAO	Gary D. Bryce	Senior Vice President	None
LAO	Christopher Bucci	Regional Vice President	None
NYO	Melissa Buccilli	Senior Vice President	None
SNO	Dylan J. Burdick	Regional Vice President	None
LAO	Kenneth D. Burdick	Assistant Vice President	None
LAO	Carmen A. Burke	Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Regional Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
SNO	Antonio G. Capobianco	Regional Vice President	None
LAO	Kevin J. Carevic	Vice President	None
LAO	Jason S. Carlough	Senior Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	David C. Carson, Jr.	Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Christopher M. Cefalo	Senior Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None

LAO	Si J. Chen	Vice President	None
LAO	Daniel A. Chodosch	Senior Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter J. Chong	Assistant Vice President	None
LAO	Cheryl L. Christian	Assistant Vice President	None
LAO	Andrew T. Christos	Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Senior Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
LAO	Natalie S. Cole	Vice President	None
NYO	Jayme E. Colosimo	Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Frances Coombes	Senior Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Megan Costa	Senior Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Senior Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Alexandria B. Davis	Regional Vice President	None

SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Senior Vice President	None
LAO	Shehan N. De Silva	Assistant Vice President	None
LAO	Adam DeAngelis	Regional Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Maddi L. Dessner	Director and Senior Vice President	None
LAO	James G. DiGiuseppe	Senior Vice President	None
LAO	Alexander J. Diorio	Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Senior Vice President	None
LAO	Joseph B. Dowd	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Senior Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None

LAO	Matthew J. Eisenhardt	Senior Vice President	None
IRV	Jessica Eng	Assistant Vice President	None
LAO	Joseph Epstein	Regional Vice President	None
LAO	Wayne C. Ewan	Regional Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Christopher Fetchet	Regional Vice President	None
LAO	Brandon J. Fetta	Vice President	None
LAO	John P. Finneran III	Vice President	None
LAO	Layne M. Finnerty	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Coenraad F. Fletcher	Vice President	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Mark D. Foster	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Megan France	Regional Vice President	None
LAO	Evan F. Francks	Assistant Vice President	None
LAO	Rusty A. Frauhiger	Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Myles Gaines	Regional Vice President	None
LAO	Jignesh D. Gandhi	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Vice President	None

LAO	Brian K. Geiger	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Senior Vice President	None
LAO	Travis Gilberg	Vice President	None
LAO	Pamela A. Gillett	Senior Vice President	None
LAO	William F. Gilmartin	Senior Vice President	None
IND	Brenda L. Goeken	Assistant Vice President	None
LAO	Kathleen D. Golden	Vice President	None
NYO	Joshua H. Gordon	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Senior Vice President	None
LAO	Jameson R. Greenstone	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Senior Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Assistant Vice President	None
SNO	Lori L. Guy	Vice President	None
LAO	Janna C. Hahn	Senior Vice President	None
LAO	Philip E. Haning	Senior Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Brandon S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None
SNO	Nicholas Hargreaves	Assistant Vice President	None
LAO	John R. Harley	Senior Vice President	None

LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Janis Harrison	Assistant Vice President	None
LAO	James Hayes	Regional Vice President	None
LAO	Jennifer Hayes	Regional Vice President	None
LAO	Alan M. Heaton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Senior Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Senior Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
IND	Ryan D. Hoover	Regional Vice President	None
LAO	Jessica K. Hooyenga	Vice President	None
LAO	Scott W. Hoyer	Regional Vice President	None
LAO	David R. Hreha	Senior Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Michael S. Hukriede	Regional Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None
CHO	Allison S. Johnston	Assistant vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None

LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Senior Vice President	None
LAO	Michael Kamell	Senior Vice President	None
LAO	Eric J. Kamin	Regional Vice President	None
IND	Teodor P. Karnakov	Assistant Vice President	None
LAO	Wassan M. Kasey	Senior Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Senior Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Vice President	None
IND	Morgann B. Klaus	Assistant Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Vice President	None
IND	Philip A. Kojich	Assistant Vice President	None
LAO	Christina Kramer	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Andrew M. Kruger	Regional Vice President	None
LAO	Jacob A. Kuchta	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
NYO	Joseph Lai	Senior Vice President	None
LAO	Jialing Lang	Assistant Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None

SNO	Theodore J. Larsen	Assistant Vice President	None
LAO	Andrew P. Laskowski	Senior Vice President	None
LAO	Armand Leaks	Regional Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
SNO	Matthew T. Levene	Assistant Vice President	None
LAO	Clay M. Leveritt	Senior Vice President	None
LAO	Emily R. Liao	Senior Vice President	None
LAO	Lauren C. Liebes	Regional Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Damien X. Lona	Regional Vice President	None
LAO	Omar J. Love	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Adam C. Lozano	Assistant Vice President	None
IND	Eric S. Luchene	Regional Vice President	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joe P. Lynch	Regional Vice President	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brandon Y. Ma	Regional Vice President	None
LAO	Justin Maddox	Regional Vice President	None
LAO	Tyler J. Magie	Regional Vice President	None
NYO	Catherine M. Magyera	Vice President	None
LAO	James M. Maher	Senior Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Senior Vice President	None

LAO	Usma A. Malik	Senior Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Arran M. Maran	Regional Vice President	None
LAO	Seema Manek	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
CHO	James M. Mathenge	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Duane R. Mattson	Assistant Vice President	None
LAO	Stephen B. May	Vice President	None
LAO	Barnabas T. Mbigha	Senior Vice President	None
LAO	Joseph A. McAdams	Regional Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Clinton S. McCurry	Regional Vice President	None
LAO	Jennifer L. McGrath	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Paulino Medina	Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Davina J. Merrell	Regional Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Senior Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None

LAO	Lauren D. Miller	Assistant Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
SNO	Christopher Moore	Assistant Vice President	None
IND	Jonathan L. Moran	Regional Vice President	None
LAO	Rex Morgan	Regional Vice President	None
LAO	Nathaniel Morris	Regional Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
IND	Valynda J. Murray	Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Regional Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Bradley D. Olalde	Assistant Vice President	None
LAO	Arthur B. Oliver	Vice President	None

LAO	Peter A. Olsen	Senior Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
LAO	Cimber L. Nuessle	Assistant Vice President	None
LAO	Michael Orlando	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
NYO	Gregory H. Ortman	Senior Vice President	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Senior Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
NYO	Christine M. Papa	Assistant Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Senior Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
LAO	Sejal U. Penkar	Vice President	None
LAO	Harry A. Phinney	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Sally L. Picota De Holte	Regional Vice President	None
LAO	Keith A. Piken	Senior Vice President and Director	None
SFO	Eugene Podkaminer	Senior Vice President	None

LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Chloe E. Pollara	Assistant Vice President	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Vice President	None
LAO	Victoria M. Quach	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Mary K. Radloff	Regional Vice President	None
LAO	Ryan E. Radtke	Senior Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Vice President	None
LAO	Michael D. Reynaert	Senior Vice President	None
LAO	Adnane Rhazzal	Regional Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
LAO	James Robelotto	Assistant Vice President	None
SNO	Stephanie A. Robichaud	Vice President	None
LAO	Jeffrey J. Robinson	Senior Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None
LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Bethany M. Rodenhuis	Senior Vice President	None

LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Stephen Ross	Regional Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
IND	Jennah N. Ruddick	Assistant Vice President	None
LAO	Leah O. Ryan	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAOW	Erica Salvay	Vice President	None
LAO	Benjamin F. Samuels	Assistant Vice President	None
LAO	Michael C. Santangelo	Regional Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	David E. Saunders II	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
IND	Broderic C. Schoen	Assistant Vice President	None
LAO	Jackson T. Schuette	Regional Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Erin C. Sheehan	Regional Vice President	None
LAO	Puja V. Sheth	Assistant Vice President	None
LAO	Kelly S. Simon	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAOW	Anmol Sinha	Senior Vice President	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
LAO	Jason C. Smith	Regional Vice President	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
LAO	Stephanie L. Smolka	Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Vice President	None
LAO	Alexander T. Sotiriou	Vice President	None
LAO	Steven J. Sperry	Assistant Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Vice President	None
LAO	Valerie B. Stringer	Vice President	None
LAO	Jamie J. Suh	Assistant Vice President	None
LAO	John R. Sulzicki	Vice President	None
LAO	Jack Swigle	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Senior Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Mark D. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None

LAO	Jordan A. Trevino	Senior Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Michael Trujillo	Regional Vice President	None
CHO	Polina S. Tsybrovska	Assistant Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
SNO	Corey W. Tyson	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Veronica Vasquez	Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Senior Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Julie A. Vogel	Senior Vice President	None
IRV	Thu A. Vu	Assistant Vice President	None
LAO	Adam Waclawsky	Vice President	None
LAO	Jon N. Wainman	Vice President	None
LAO	Hudson Walker	Regional Vice President	None
ATO	Jason C. Wallace	Senior Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Justin N. Wang	Regional Vice President	None

IND	Andrew D. Waters	Regional Vice President	None
IND	Kristen M. Weaver	Vice President	None
LAO	Timothy S. Wei	Regional Vice President	None
LAO	Sheraton Welch	Regional Vice President	None
SNO	Gordon S. Wells	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Gregory D. Williams II	Assistant Vice President	None
LAO	Ashley L. Wilson	Regional Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Vice President	None
LAO	Benjamin Wirtshafter	Senior Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Benjamin T. Wooden	Regional Vice President	None
LAO	Jennifer N. Woodward	Assistant Vice President	None
IND	Matthew A. Wooten	Assistant Vice President	None
LAO	Elizabeth D. Yakes	Assistant Vice President	None
NYO	Mila I. Yankova	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Lauren E. Zappia	Regional Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Connie R. Zeender	Regional Vice President	None
LAO	Heidi H. Zhang	Assistant Vice President	None
NYO	Tanya Zolotarevskiy	Vice President, Capital Group Institutional Investment Services Division	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 18th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market Street, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 29th day of July, 2025.

CAPITAL GROUP DIVIDEND VALUE ETF

By: /s/ Michael W. Stockton

(Michael W. Stockton, Executive Vice President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on July 29, 2025, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:
	/s/ Michael W. Stockton (Michael W. Stockton)	Executive Vice President

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Sandra Chuon (Sandra Chuon)	Treasurer

(3)	Trustees:

	Vanessa C. L. Chang*	Chair (Independent and Non-Executive)
	Jennifer C. Feikin*	Trustee
	Pablo R. González Guajardo*	Trustee
	Leslie Stone Heisz*	Trustee
	William D. Jones*	Trustee
	William L. Robbins*	Trustee

*By: /s/ Michael R. Tom

(Michael R. Tom, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Clara Kang

(Clara Kang, Counsel)

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Houston, Texas, on May 6, 2025.

(City, State)

/s/ Vanessa C.L. Chang

Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Jennifer C. Feikin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, New York , on June 12, 2025.

(City, State)

/s/ Jennifer C. Feikin

Jennifer C. Feikin, Board member

POWER OF ATTORNEY

I, Pablo R. González Guajardo, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group KKR Core Plus+ (File No. 333-282864, File No. 811-24016)
-	Capital Group KKR Multi-Sector+ (File No. 333-282865, File No. 811-24017)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-2, as applicable, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-2 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Mexico City, on May 6, 2025.

(City, State)

/s/ Pablo R. González Guajardo

Pablo R. González Guajardo, Board member

POWER OF ATTORNEY

I, Leslie Stone Heisz, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on June 12, 2025.

(City, State)

/s/ Leslie Stone Heisz

Leslie Stone Heisz, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group KKR Core Plus+ (File No. 333-282864, File No. 811-24016)
-	Capital Group KKR Multi-Sector+ (File No. 333-282865, File No. 811-24017)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-2, as applicable, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-2 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Diego, CA, on May 6, 2025.

(City, State)

/s/ William D. Jones

William D. Jones, Board member

POWER OF ATTORNEY

I, William L. Robbins, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Julie E. Lawton Hong T. Le	Melissa B. Leyva Timothy W. McHale Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, on May 6, 2025.

(City, State)

/s/ William L. Robbins

William L. Robbins, Board member